                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6102
-------------------------------------------------------------------------------

                              MFS SERIES TRUST VI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                MFS(R) GLOBAL TOTAL RETURN FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
EXPENSE TABLE                                                3
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     5
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         17
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     20
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         21
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        23
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               33
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               46
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       46
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              46
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                  NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        MWT-SEM

LETTER FROM THE CEO

[photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              59.4%
              Bonds                                      34.0%
              Cash & Other Net Assets                     6.6%

              TOP TEN HOLDINGS (i)

              Federal Republic of Germany, 3.75%, 2015    1.8%
              ------------------------------------------------
              Federal Republic of Germany, 6.25%, 2030    1.7%
              ------------------------------------------------
              TOTAL S.A., ADR                             1.6%
              ------------------------------------------------
              Development Bank Of Japan, 1.05%, 2023      1.4%
              ------------------------------------------------
              Nestle S.A.                                 1.2%
              ------------------------------------------------
              U.S. Treasury Notes, 4%, 2010               1.2%
              ------------------------------------------------
              Lockheed Martin Corp.                       1.2%
              ------------------------------------------------
              U.S. Treasury Notes, TIPS, 2.375%, 2017     1.2%
              ------------------------------------------------
              Federal Republic of Germany, 6.25%, 2024    1.1%
              ------------------------------------------------
              KfW Bankengruppe, FRN, 3.741%, 2007         1.1%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         14.7%
              ------------------------------------------------
              Consumer Staples                            7.0%
              ------------------------------------------------
              Utilities & Communications                  6.6%
              ------------------------------------------------
              Energy                                      5.9%
              ------------------------------------------------
              Health Care                                 5.4%
              ------------------------------------------------
              Industrial Goods & Services                 4.7%
              ------------------------------------------------
              Autos & Housing                             3.0%
              ------------------------------------------------
              Leisure                                     2.7%
              ------------------------------------------------
              Basic Materials                             2.6%
              ------------------------------------------------
              Technology                                  2.6%
              ------------------------------------------------
              Retailing                                   2.3%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------
              Special Products & Services                 0.8%
              ------------------------------------------------

              FIXED INCOME SECTORS (i)

              Non U.S. Government Bonds                  22.3%
              ------------------------------------------------
              U.S. Treasury Securities                    4.4%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       2.7%
              ------------------------------------------------
              Emerging Market Bonds                       1.8%
              ------------------------------------------------
              Mortgage-Backed Securities                  1.5%
              ------------------------------------------------
              U.S. Government Agencies                    0.9%
              ------------------------------------------------
              High Grade Corporates                       0.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              41.9%
              ------------------------------------------------
              Japan                                      14.4%
              ------------------------------------------------
              Germany                                    10.5%
              ------------------------------------------------
              United Kingdom                              9.2%
              ------------------------------------------------
              France                                      5.9%
              ------------------------------------------------
              Netherlands                                 3.6%
              ------------------------------------------------
              Switzerland                                 3.0%
              ------------------------------------------------
              Ireland                                     1.4%
              ------------------------------------------------
              Austria                                     1.2%
              ------------------------------------------------
              Other Countries                             8.9%
              ------------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value   11/01/06-
Class                       Ratio     11/01/06          4/30/07       4/30/07
--------------------------------------------------------------------------------
         Actual             1.30%     $1,000.00        $1,076.90       $6.69
  A  ---------------------------------------------------------------------------
         Hypothetical (h)   1.30%     $1,000.00        $1,018.35       $6.51
--------------------------------------------------------------------------------
         Actual             1.95%     $1,000.00        $1,074.00      $10.03
  B  ---------------------------------------------------------------------------
         Hypothetical (h)   1.95%     $1,000.00        $1,015.12       $9.74
--------------------------------------------------------------------------------
         Actual             1.95%     $1,000.00        $1,073.50      $10.03
  C  ---------------------------------------------------------------------------
         Hypothetical (h)   1.95%     $1,000.00        $1,015.12       $9.74
--------------------------------------------------------------------------------
         Actual             0.95%     $1,000.00        $1,079.30       $4.90
  I  ---------------------------------------------------------------------------
         Hypothetical (h)   0.95%     $1,000.00        $1,020.08       $4.76
--------------------------------------------------------------------------------
         Actual             1.45%     $1,000.00        $1,076.60       $7.47
  R  ---------------------------------------------------------------------------
         Hypothetical (h)   1.45%     $1,000.00        $1,017.60       $7.25
--------------------------------------------------------------------------------
         Actual             2.05%     $1,000.00        $1,072.60      $10.53
 R1  ---------------------------------------------------------------------------
         Hypothetical (h)   2.05%     $1,000.00        $1,014.63      $10.24
--------------------------------------------------------------------------------
         Actual             1.70%     $1,000.00        $1,075.40       $8.75
 R2  ---------------------------------------------------------------------------
         Hypothetical (h)   1.70%     $1,000.00        $1,016.36       $8.50
--------------------------------------------------------------------------------
         Actual             1.60%     $1,000.00        $1,075.70       $8.23
 R3  ---------------------------------------------------------------------------
         Hypothetical (h)   1.60%     $1,000.00        $1,016.86       $8.00
--------------------------------------------------------------------------------
         Actual             1.35%     $1,000.00        $1,077.10       $6.95
 R4  ---------------------------------------------------------------------------
         Hypothetical (h)   1.35%     $1,000.00        $1,018.10       $6.76
--------------------------------------------------------------------------------
         Actual             1.05%     $1,000.00        $1,078.40       $5.41
 R5  ---------------------------------------------------------------------------
         Hypothetical (h)   1.05%     $1,000.00        $1,019.59       $5.26
--------------------------------------------------------------------------------

(h)  5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.4%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                         SHARES/PAR              VALUE ($)
----------------------------------------------------------------------------------------------------------------
Aerospace - 2.4%
----------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                               82,840          $  7,964,238
Northrop Grumman Corp.                                                              59,790             4,402,936
United Technologies Corp.                                                           53,790             3,610,923
                                                                                                    ------------
                                                                                                    $ 15,978,097
----------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
----------------------------------------------------------------------------------------------------------------
Heineken N.V. (l)                                                                   55,200          $  2,949,145
----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
----------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                     58,640          $  3,158,350
----------------------------------------------------------------------------------------------------------------
Automotive - 1.5%
----------------------------------------------------------------------------------------------------------------
Autoliv, Inc., SDR                                                                  22,880          $  1,325,477
Bayerische Motoren Werke AG (l)                                                     77,600             4,793,291
Continental AG (l)                                                                  13,714             1,913,377
Johnson Controls, Inc.                                                              12,630             1,292,428
Nissan Motor Co. Ltd.                                                              115,600             1,165,633
                                                                                                    ------------
                                                                                                    $ 10,490,206
----------------------------------------------------------------------------------------------------------------
Broadcasting - 1.6%
----------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                        1,078          $  2,524,568
Nippon Television Network Corp.                                                     11,880             1,957,992
Viacom, Inc., "B" (a)                                                               51,493             2,124,086
Vivendi S.A. (l)                                                                    51,550             2,125,388
WPP Group PLC                                                                      137,410             2,034,311
                                                                                                    ------------
                                                                                                    $ 10,766,345
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.6%
----------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                            14,600          $  1,917,126
Goldman Sachs Group, Inc.                                                           25,600             5,596,416
Lehman Brothers Holdings, Inc.                                                      20,480             1,541,734
Mellon Financial Corp.                                                              37,710             1,618,890
                                                                                                    ------------
                                                                                                    $ 10,674,166
----------------------------------------------------------------------------------------------------------------
Business Services - 0.8%
----------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                 62,250          $  2,433,975
Bunzl PLC                                                                           89,000             1,260,041
USS Co., Ltd.                                                                       26,360             1,660,187
                                                                                                    ------------
                                                                                                    $  5,354,203
----------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%
----------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                35,060          $  2,579,715
Syngenta AG                                                                         22,440             4,463,698
                                                                                                    ------------
                                                                                                    $  7,043,413
----------------------------------------------------------------------------------------------------------------
Computer Software - 0.5%
----------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                   180,050          $  3,384,940
----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.3%
----------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                 44,700          $  1,883,658
----------------------------------------------------------------------------------------------------------------
Construction - 1.5%
----------------------------------------------------------------------------------------------------------------
CRH PLC                                                                             49,900          $  2,184,597
Fletcher Building Ltd.                                                             197,982             1,669,074
Masco Corp.                                                                        136,460             3,713,077
Sekisui Chemical Co. Ltd.                                                          264,000             2,048,607
Sherwin-Williams Co.                                                                12,480               795,850
                                                                                                    ------------
                                                                                                    $ 10,411,205
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
----------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l)                                                                40,930          $  6,448,184
Kao Corp.                                                                          132,000             3,622,408
Procter & Gamble Co.                                                                19,300             1,241,183
Uni-Charm Corp. (l)                                                                 56,500             3,330,018
                                                                                                    ------------
                                                                                                    $ 14,641,793
----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.4%
----------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                34,700          $  1,279,042
Legrand S.A                                                                         48,600             1,653,600
OMRON Corp.                                                                         66,200             1,771,747
Rockwell Automation, Inc.                                                           23,900             1,423,006
Spectris PLC                                                                        86,000             1,666,350
W.W. Grainger, Inc.                                                                 21,940             1,812,683
                                                                                                    ------------
                                                                                                    $  9,606,428
----------------------------------------------------------------------------------------------------------------
Electronics - 1.8%
----------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                        141,460          $  3,041,390
Konica Minolta Holdings, Inc.                                                      135,000             1,849,823
Ricoh Co. Ltd.                                                                      74,000             1,621,899
Samsung Electronics Co. Ltd.                                                         3,215             1,968,903
Sony Corp.                                                                          39,400             2,097,400
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                   155,158             1,635,365
                                                                                                    ------------
                                                                                                    $ 12,214,780
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
----------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                        28,570          $  2,071,325
Devon Energy Corp.                                                                  30,900             2,251,683
EOG Resources, Inc.                                                                 25,240             1,853,626
                                                                                                    ------------
                                                                                                    $  6,176,634
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.8%
----------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                      53,550          $  3,713,692
Exxon Mobil Corp.                                                                   65,840             5,226,379
Hess Corp.                                                                          53,480             3,034,990
Royal Dutch Shell PLC, "A"                                                         174,300             6,072,228
Statoil A.S.A. (l)                                                                 122,800             3,450,572
TOTAL S.A., ADR                                                                    146,040            10,761,688
                                                                                                    ------------
                                                                                                    $ 32,259,549
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 2.9%
----------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                              278,400          $  3,672,082
CSM N.V                                                                             42,500             1,628,809
Kellogg Co.                                                                         45,000             2,380,950
Nestle S.A                                                                          21,335             8,452,815
Nong Shim Co. Ltd.                                                                   4,491             1,195,996
PepsiCo, Inc.                                                                       31,400             2,075,226
                                                                                                    ------------
                                                                                                    $ 19,405,878
----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.7%
----------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                           53,000          $  1,920,720
Lawson, Inc. (l)                                                                    68,500             2,523,216
                                                                                                    ------------
                                                                                                    $  4,443,936
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
----------------------------------------------------------------------------------------------------------------
Stora Enso Oyj                                                                     116,000          $  2,122,443
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
----------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                        29,100          $  1,209,687
----------------------------------------------------------------------------------------------------------------
General Merchandise - 0.9%
----------------------------------------------------------------------------------------------------------------
Daiei, Inc. (a)(l)                                                                  45,500          $    534,428
Federated Department Stores, Inc.                                                   67,700             2,973,384
METRO AG                                                                            34,600             2,674,187
                                                                                                    ------------
                                                                                                    $  6,181,999
----------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.5%
----------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                 39,400          $  3,111,418
----------------------------------------------------------------------------------------------------------------
Insurance - 3.8%
----------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                         21,700          $  1,114,078
Allstate Corp.                                                                     116,920             7,286,454
Benfield Group PLC                                                                 193,440             1,212,740
Genworth Financial, Inc., "A"                                                       60,470             2,206,550
Hartford Financial Services Group, Inc.                                             24,940             2,523,928
Jardine Lloyd Thompson Group PLC                                                   228,840             1,994,642
Legal & General Group PLC                                                          846,300             2,593,845
MetLife, Inc.                                                                      102,080             6,706,656
                                                                                                    ------------
                                                                                                    $ 25,638,893
----------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
----------------------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                                     76,900          $    993,815
NAMCO BANDAI Holdings, Inc. (l)                                                     80,100             1,302,191
Sankyo Co., Ltd. (l)                                                                22,900             1,002,974
                                                                                                    ------------
                                                                                                    $  3,298,980
----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
----------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B" (l)                                                              93,000          $  2,082,409
Deere & Co.                                                                         25,320             2,770,008
GEA Group AG (l)                                                                    53,900             1,583,578
                                                                                                    ------------
                                                                                                    $  6,435,995
----------------------------------------------------------------------------------------------------------------
Major Banks - 4.4%
----------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                              144,896          $  7,375,206
Bank of New York Co., Inc.                                                          80,000             3,238,400
BNP Paribas                                                                         27,230             3,152,348
Credit Agricole S.A. (l)                                                           101,904             4,277,115
Joyo Bank Ltd. (l)                                                                 117,000               716,849
PNC Financial Services Group, Inc.                                                  36,790             2,726,139
Royal Bank of Scotland Group PLC                                                    63,775             2,440,037
Shizuoka Bank Ltd. (l)                                                             137,000             1,442,938
SunTrust Banks, Inc.                                                                29,790             2,514,872
Svenska Handelsbanken AB, "A" (l)                                                   70,500             2,149,638
                                                                                                    ------------
                                                                                                    $ 30,033,542
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
----------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                  68,610          $  3,630,305
----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
----------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                 580,000          $  2,903,127
----------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
----------------------------------------------------------------------------------------------------------------
Fugro N.V                                                                           20,800          $  1,128,600
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.9%
----------------------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                                    116,000          $  2,888,942
American Express Co.                                                                35,330             2,143,471
Banche Popolari Unite S.c.p.a                                                       52,100             1,576,570
Bangkok Bank Public Co. Ltd.                                                       436,200             1,407,778
Citigroup, Inc.                                                                    116,136             6,227,212
DNB Holding A.S.A. (l)                                                             100,200             1,428,449
Fannie Mae                                                                          62,540             3,684,857
Hachijuni Bank Ltd. (l)                                                            175,000             1,218,583
HSBC Holdings PLC                                                                  249,961             4,615,592
ING Groep N.V. (l)                                                                  82,350             3,739,382
Sapporo Hokuyo Holdings, Inc.                                                          119             1,147,187
Shinhan Financial Group Co. Ltd.                                                    21,780             1,225,981
Takefuji Corp.                                                                      49,820             1,671,291
                                                                                                    ------------
                                                                                                    $ 32,975,295
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.9%
----------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                               74,000          $  3,227,372
Eli Lilly & Co.                                                                     31,780             1,879,151
GlaxoSmithKline PLC                                                                221,180             6,398,263
Hisamitsu Pharmaceutical Co., Inc.                                                  59,900             1,785,694
Johnson & Johnson                                                                   94,680             6,080,350
Merck & Co., Inc.                                                                   52,330             2,691,855
Novartis AG                                                                        121,400             7,067,509
Wyeth                                                                               69,710             3,868,905
                                                                                                    ------------
                                                                                                    $ 32,999,099
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
----------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                  188,020          $  2,382,026
----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
----------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                  21,060          $  1,843,592
----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.8%
----------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                               16,053          $  3,980,390
Praxair, Inc.                                                                       25,940             1,674,427
                                                                                                    ------------
                                                                                                    $  5,654,817
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
----------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermarkte Holding AG                                       34,100          $  1,422,472
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
----------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                             414          $  3,248,270
Sprint Nextel Corp.                                                                102,930             2,061,688
Vodafone Group PLC                                                               2,571,245             7,317,830
                                                                                                    ------------
                                                                                                    $ 12,627,788
----------------------------------------------------------------------------------------------------------------
Telephone Services - 1.8%
----------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                        14,381          $    863,435
France Telecom S.A                                                                 133,730             3,941,214
Royal KPN N.V. (l)                                                                 189,800             3,215,791
Telekom Austria AG                                                                 118,100             3,331,534
TELUS Corp. (non-voting shares)                                                     13,600               727,017
                                                                                                    ------------
                                                                                                    $ 12,078,991
----------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%
----------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                  98,380          $  6,780,350
British American Tobacco PLC                                                        79,990             2,468,002
Swedish Match AB (l)                                                                67,910             1,254,420
                                                                                                    ------------
                                                                                                    $ 10,502,772
----------------------------------------------------------------------------------------------------------------
Trucking - 0.8%
----------------------------------------------------------------------------------------------------------------
TNT N.V. (l)                                                                       125,260          $  5,644,408
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.5%
----------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                            39,230          $  3,577,776
E.ON AG (l)                                                                         31,770             4,784,317
FPL Group, Inc.                                                                     38,530             2,480,176
SUEZ S.A. (l)                                                                       36,031             2,044,595
TXU Corp.                                                                           33,280             2,182,502
United Utilities PLC                                                               140,970             2,096,766
                                                                                                    ------------
                                                                                                    $ 17,166,132
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $314,949,133)                                                 $401,835,107
----------------------------------------------------------------------------------------------------------------

Bonds - 31.1%
----------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.7%
----------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 4.8557%, 2023 (n)                   CAD       560,000          $    504,823
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.648%, 2048                                                               $     1,700,000             1,726,142
Commercial Mortgage Asset Trust, FRN, 1.1263%, 2032 (i)(n)                      17,436,574               639,870
Commercial Mortgage Pass-Through Certificates, FRN,
5.51%, 2017 (n)                                                                  1,400,000             1,400,325
Commercial Mortgage Pass-Through Certificates, FRN,
5.52%, 2017 (n)                                                                  2,100,000             2,100,258
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                              478,292               479,419
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                            148,773               149,108
First Union National Bank Commercial Mortgage Trust, FRN,
1.1842%, 2043 (i)(n)                                                            25,353,350               756,245
IMPAC CMB Trust, FRN, 5.67%, 2036                                                1,999,513             2,008,423
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 2045 (n)                                                                    398,186               398,334
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                  270,000               267,554
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.3805%, 2041                                                                    1,870,062             1,869,603
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.3866%, 2044                                                                      570,000               567,642
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN,
5.48%, 2018 (n)                                                                  1,977,189             1,977,181
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN,
5.204%, 2049                                                                     1,250,000             1,228,542
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                         670,000               686,534
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                       1,700,000             1,719,160
                                                                                                    ------------
                                                                                                    $ 18,479,163
----------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.6%
----------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                     $   1,435,400          $  1,513,199
Gazprom International S.A., 6.51%, 2022 (n)                                        570,000               586,387
Pemex Project Funding Master Trust, 8.625%, 2022                                   498,000               627,978
Petronas Capital Ltd., 7.875%, 2022                                              1,296,000             1,599,190
                                                                                                    ------------
                                                                                                    $  4,326,754
----------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.9%
----------------------------------------------------------------------------------------------------------------
Central Bank of Argentina, 11.3125%, 2010                                ARS     1,997,000          $    657,770
Republic of Argentina, FRN, 5.475%, 2012                                   $     1,052,250             1,005,197
Republic of Bulgaria, 8.25%, 2015                                                  541,000               641,355
Republic of South Africa, 7.375%, 2012                                             523,000               570,070
United Mexican States, 9%, 2011                                          MXN     4,660,000               447,799
United Mexican States, 5.625%, 2017                                        $     1,284,000             1,303,902
United Mexican States, 6.75%, 2034                                               1,252,000             1,395,980
                                                                                                    ------------
                                                                                                    $  6,022,073
----------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 6.2%
----------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                         CAD     1,469,000          $  1,344,453
Development Bank of Japan, 1.75%, 2010                                   JPY   195,000,000             1,668,165
Development Bank of Japan, 1.4%, 2012                                    JPY   718,000,000             6,088,295
Development Bank of Japan, 1.6%, 2014 (l)                                JPY   390,000,000             3,303,160
Development Bank of Japan, 1.05%, 2023 (l)                               JPY 1,341,000,000             9,696,522
Development Bank of Japan, 2.3%, 2026                                    JPY   440,000,000             3,780,489
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                  JPY   630,000,000             5,482,199
KfW Bankengruppe, 1.35%, 2014                                            JPY   357,000,000             2,978,160
KfW Bankengruppe, FRN, 3.741%, 2007                                      EUR     5,413,000             7,387,374
                                                                                                    ------------
                                                                                                    $ 41,728,817
----------------------------------------------------------------------------------------------------------------
International Market Sovereign - 13.4%
----------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                      AUD     1,278,000          $  1,070,715
Federal Republic of Germany, 3.5%, 2008                                  EUR     1,971,000             2,666,514
Federal Republic of Germany, 5.25%, 2010                                 EUR     2,032,000             2,863,679
Federal Republic of Germany, 3.75%, 2015                                 EUR     9,004,000            11,972,328
Federal Republic of Germany, 6.25%, 2024                                 EUR     4,450,000             7,462,914
Federal Republic of Germany, 6.25%, 2030                                 EUR     6,473,000            11,232,812
Government of Canada, 5.5%, 2009                                         CAD     1,446,000             1,338,498
Government of Canada, 4.5%, 2015                                         CAD     1,172,000             1,081,752
Government of Canada, 8%, 2023                                           CAD       516,000               668,293
Government of Canada, 5.75%, 2033                                        CAD     1,202,000             1,348,173
Kingdom of Belgium, 3.75%, 2009                                          EUR     1,155,000             1,565,757
Kingdom of Belgium, 5%, 2012                                             EUR       926,000             1,314,433
Kingdom of Denmark, 4%, 2015                                             DKK    15,667,000             2,839,170
Kingdom of Netherlands, 5%, 2012                                         EUR     2,450,855             3,476,885
Kingdom of Netherlands, 3.75%, 2014                                      EUR     1,948,000             2,592,586
Kingdom of Spain, 5.35%, 2011                                            EUR     3,416,000             4,886,182
Republic of Austria, 5%, 2012                                            EUR     3,305,000             4,685,317
Republic of Finland, 3%, 2008                                            EUR     3,052,000             4,111,972
Republic of Finland, 5.375%, 2013                                        EUR       535,000               777,808
Republic of France, 6%, 2025                                             EUR     1,321,000             2,180,178
Republic of France, 4.75%, 2035                                          EUR     3,991,000             5,790,315
Republic of Ireland, 4.6%, 2016                                          EUR     3,393,000             4,774,777
United Kingdom Treasury, 8%, 2015                                        GBP     1,078,000             2,583,637
United Kingdom Treasury, 8%, 2021                                        GBP       986,000             2,577,094
United Kingdom Treasury, 4.25%, 2036                                     GBP     2,526,000             4,836,860
                                                                                                    ------------
                                                                                                    $ 90,698,649
----------------------------------------------------------------------------------------------------------------
Major Banks - 0.4%
----------------------------------------------------------------------------------------------------------------
Ulster Bank Finance PLC, FRN, 3.954%, 2008                               EUR     1,968,000          $  2,685,330
----------------------------------------------------------------------------------------------------------------
Mortgage Backed - 1.5%
----------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.517%, 2013                                                   $        85,568          $     83,654
Fannie Mae, 5.369%, 2013                                                           274,519               277,147
Fannie Mae, 4.78%, 2015                                                            366,141               360,578
Fannie Mae, 4.856%, 2015                                                           289,143               283,303
Fannie Mae, 4.98%, 2015                                                            212,563               211,558
Fannie Mae, 5.09%, 2016                                                            362,000               362,408
Fannie Mae, 5.423%, 2016                                                           347,571               355,820
Fannie Mae, 4.996%, 2017                                                           288,179               287,582
Fannie Mae, 5.05%, 2017                                                            330,000               329,423
Fannie Mae, 5.5%, 2024                                                             805,618               805,639
Fannie Mae, 5%, 2025                                                             1,000,000               995,726
Freddie Mac, 4.5%, 2021                                                            548,147               544,178
Freddie Mac, 5%, 2022 - 2025                                                     4,774,404             4,756,506
Freddie Mac, 4%, 2024                                                              758,162               745,281
                                                                                                    ------------
                                                                                                    $ 10,398,803
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
----------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011                                        $       611,000          $    633,149
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
----------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                    $       702,000          $    753,246
----------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.9%
----------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                     $     1,113,000          $  1,076,672
Fannie Mae, 4.25%, 2007                                                          1,190,000             1,183,898
Freddie Mac, 4.2%, 2007                                                            782,000               777,328
Small Business Administration, 5.09%, 2025                                         217,624               217,109
Small Business Administration, 5.21%, 2026                                       2,625,848             2,635,479
                                                                                                    ------------
                                                                                                    $  5,890,486
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.3%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                              $     2,670,000          $  3,541,712
U.S. Treasury Notes, 4%, 2010                                                    8,403,000             8,281,879
U.S. Treasury Notes, 4.75%, 2012                                                 3,071,000             3,100,872
U.S. Treasury Notes, 4.25%, 2013                                                   317,000               311,737
U.S. Treasury Notes, 4%, 2015 (f)                                                3,395,000             3,263,444
U.S. Treasury Notes, TIPS, 2%, 2014                                              2,800,199             2,776,462
U.S. Treasury Notes, TIPS, 2.375%, 2017                                          7,757,586             7,878,496
                                                                                                    ------------
                                                                                                    $ 29,154,602
----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $206,206,492)                                                         $210,771,072
----------------------------------------------------------------------------------------------------------------

Call Options Purchased - 0.0%
----------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
ISSUE/EXPIRATION DATE/STRIKE PRICE                                              CONTRACTS              VALUE ($)
----------------------------------------------------------------------------------------------------------------
JPY Currency - June 2007 @ $0.96290
(Premiums Paid, $16,033) (a)                                             JPY   304,750,000          $      2,133
----------------------------------------------------------------------------------------------------------------
Put Options Purchased - 0.0%
----------------------------------------------------------------------------------------------------------------
EUR Currency - June 2007 @ CHF 1.63
(Premiums Paid, $12,179) (a)                                             EUR     1,791,000          $      2,547
----------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 9.1% (y)
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                         SHARES/PAR              VALUE ($)
----------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 5/01/07                          $    24,919,000          $ 24,919,000
Citigroup Funding, Inc., 5.3%, due 5/01/07                                      20,915,000            20,915,000
Morgan Stanley, Inc., 5.32%, due 5/01/07                                        15,760,000            15,760,000
----------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                                           $ 61,594,000
----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 9.9%
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.23%, dated 4/30/07,
due 5/01/07, total to be received $66,881,689 (secured by
various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in an individually traded
account), at Cost                                                               66,871,974          $ 66,871,974
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $649,649,811) (k)                                               $741,076,833
----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (9.5)%                                                              (64,080,820)
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $676,996,013
----------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $412,702,696 and 55.69% of market value. An independent pricing service provided an evaluated bid for 27.75% of the market value.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,363,423, representing
    1.2% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt
FRN  Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS  International Preference Stock
SDR  Swedish Depository Receipt
TIPS Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS  Argentine Peso
AUD  Australian Dollar
CAD  Canadian Dollar
CHF  Swiss Franc
DKK  Danish Krone
EUR  Euro
GBP  British Pound
JPY  Japanese Yen
MXN  Mexican Peso
NOK  Norwegian Krone
PLN  Polish Zloty
SEK  Swedish Krona

FUTURES CONTRACTS OUTSTANDING AT 4/30/07:
                                                                                                   UNREALIZED
                                                                                EXPIRATION        APPRECIATION
DESCRIPTION                                    CONTRACTS          VALUE            DATE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------

Japan Government Bonds 10 yr (Long)               15           $16,857,513        Jun-07             $6,340
                                                                                                     ======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 4/30/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                                NET
                                                                                                            UNREALIZED
                                 CONTRACTS TO         SETTLEMENT         IN EXCHANGE       CONTRACTS       APPRECIATION
TYPE              CURRENCY     DELIVER/RECEIVE        DATE RANGE             FOR           AT VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
BUY                 AUD                1,841,124        6/04/07            $ 1,504,640      $ 1,527,708         $  23,068
SELL                AUD                3,242,170        6/04/07              2,707,212        2,690,252            16,960
BUY                 CAD                4,504,481        5/23/07              3,935,314        4,063,451           128,137
BUY                 EUR               15,258,722   5/17/07 - 6/20/07        20,421,923       20,867,913           445,990
SELL                JPY               74,042,445        5/15/07                623,095          620,597             2,498
BUY                 MXN                2,592,403        5/09/07                235,000          237,063             2,063
BUY                 NOK                7,875,417        6/18/07              1,318,527        1,326,306             7,779
BUY                 PLN                1,445,774        5/02/07                490,099          521,443            31,344
SELL                PLN                1,445,774        5/02/07                522,336          521,443               893
BUY                 SEK               15,041,804        6/04/07              2,151,294        2,250,963            99,669
                                                                                                                ---------
                                                                                                                $ 758,401
                                                                                                                =========
DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
BUY                 AUD                3,248,948        6/04/07            $ 2,709,720      $ 2,695,876          $(13,844)
SELL                AUD                3,426,308        6/04/07              2,806,045        2,843,043           (36,998)
SELL                CAD                5,323,519        5/23/07              4,640,370        4,802,298          (161,928)
SELL                DKK                4,010,700        6/13/07                723,822          735,882           (12,060)
SELL                EUR                4,381,798   5/23/07 - 6/20/07         5,873,380        5,989,493          (116,113)
BUY                 GBP                3,055,903        6/20/07              6,126,656        6,107,825           (18,831)
BUY                 JPY              449,331,095        5/15/07              3,801,110        3,766,130           (34,980)
SELL                MXN                  726,289        5/09/07                 66,021           66,416              (395)
BUY                 PLN                1,445,774        7/02/07                523,291          522,355              (936)
                                                                                                                ---------
                                                                                                                $(396,085)
                                                                                                                =========

At April 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $41,882 with Goldman Sachs & Co. and a net payable of $1,314,584 with Merrill
Lynch International Bank.

At April 30, 2007 the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $63,931,300 of securities on
loan (identified cost, $649,649,811)                                $741,076,833
Cash                                                                     132,177
Receivable for forward foreign currency exchange contracts               758,401
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                      41,882
Receivable for daily variation margin on open futures contracts               26
Receivable for investments sold                                           36,615
Receivable for fund shares sold                                        1,376,596
Interest and dividends receivable                                      4,136,690
Receivable from investment adviser                                        80,994
Other assets                                                               8,986
------------------------------------------------------------------------------------------------------
Total assets                                                                              $747,649,200
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                 $396,085
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                           1,314,584
Payable for investments purchased                                        552,714
Payable for fund shares reacquired                                     1,076,054
Collateral for securities loaned, at value                            66,871,974
Payable to affiliates
  Management fee                                                          60,650
  Shareholder servicing costs                                            121,531
  Distribution and service fees                                           41,906
  Administrative services fee                                              1,396
  Retirement plan administration and services fees                           111
Payable for independent trustees' compensation                            67,925
Accrued expenses and other liabilities                                   148,257
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $70,653,187
------------------------------------------------------------------------------------------------------
Net assets                                                                                $676,996,013
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $563,637,599
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           90,593,353
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 21,749,793
Undistributed net investment income                                    1,015,268
------------------------------------------------------------------------------------------------------
Net assets                                                                                $676,996,013
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   44,994,909
------------------------------------------------------------------------------------------------------

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $440,300,231
  Shares outstanding                                                  29,388,160
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $14.98
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $15.89
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $105,213,354
  Shares outstanding                                                   6,903,273
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $15.24
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $120,006,629
  Shares outstanding                                                   7,934,565
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $15.12
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,383,416
  Shares outstanding                                                     294,580
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.88
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,314,709
  Shares outstanding                                                      88,104
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.92
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $710,430
  Shares outstanding                                                      47,066
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.09
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $105,117
  Shares outstanding                                                       6,945
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.14
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,750,173
  Shares outstanding                                                     117,425
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.90
------------------------------------------------------------------------------------------------------

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,044,728
  Shares outstanding                                                     203,630
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.95
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $167,226
  Shares outstanding                                                      11,161
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.98
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                             $5,823,638
  Dividends                                                             5,145,863
  Foreign taxes withheld                                                 (348,853)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $10,620,648
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,719,112
  Distribution and service fees                                         1,843,294
  Shareholder servicing costs                                             444,985
  Administrative services fee                                              60,988
  Retirement plan administration and services fees                          5,076
  Independent trustees' compensation                                       13,988
  Custodian fee                                                           221,846
  Shareholder communications                                               38,084
  Auditing fees                                                            28,236
  Legal fees                                                                5,645
  Miscellaneous                                                            86,494
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $5,467,748
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (33,323)
  Reduction of expenses by investment adviser                            (548,137)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $4,886,288
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $5,734,360
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $30,081,992
  Futures contracts                                                        53,707
  Foreign currency transactions                                          (107,562)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $30,028,137
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $12,810,672
  Futures contracts                                                       (17,322)
  Translation of assets and liabilities in foreign currencies            (722,782)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $12,070,568
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $42,098,705
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $47,833,065
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      4/30/07                 10/31/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $5,734,360               $9,930,822
Net realized gain (loss) on investments and foreign
currency transactions                                              30,028,137               48,637,642
Net unrealized gain (loss) on investments and foreign
currency translation                                               12,070,568               24,371,558
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $47,833,065              $82,940,022
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(3,583,897)             $(5,593,645)
  Class B                                                            (568,816)                (715,557)
  Class C                                                            (587,282)                (585,189)
  Class I                                                             (45,080)                 (65,432)
  Class R                                                             (12,137)                 (29,988)
  Class R1                                                             (4,583)                  (1,946)
  Class R2                                                               (647)                  (1,176)
  Class R3                                                             (9,838)                  (8,358)
  Class R4                                                            (16,533)                  (9,161)
  Class R5                                                             (4,229)                  (3,213)
From net realized gain on investments and foreign
currency transactions
  Class A                                                         (28,109,668)             (27,058,316)
  Class B                                                          (7,838,388)              (9,148,385)
  Class C                                                          (7,029,814)              (5,867,929)
  Class I                                                            (294,017)                (248,822)
  Class R                                                            (130,716)                (161,515)
  Class R1                                                            (56,034)                  (6,293)
  Class R2                                                             (6,592)                  (9,823)
  Class R3                                                            (80,623)                 (12,793)
  Class R4                                                           (107,918)                  (4,033)
  Class R5                                                            (48,474)                  (3,950)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(48,535,286)            $(49,535,524)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $49,392,554              $35,594,361
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $48,690,333              $68,998,859
------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      4/30/07                 10/31/06
                                                                  (UNAUDITED)

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            628,305,680              559,306,821
At end of period (including undistributed net investment
income of $1,015,268 and $113,950, respectively)                 $676,996,013             $628,305,680
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 10/31
                                             ENDED      -----------------------------------------------------------------------
CLASS A                                    4/30/07             2006            2005            2004          2003          2002
                                       (UNAUDITED)

Net asset value, beginning of period        $15.05           $14.30          $14.73          $12.98        $11.41        $11.64
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.15            $0.28           $0.24           $0.19         $0.18         $0.21
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            0.96             1.80            0.94            1.97          1.63         (0.33)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.11            $2.08           $1.18           $2.16         $1.81        $(0.12)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.13)          $(0.22)         $(0.56)         $(0.41)       $(0.24)       $(0.11)
  From net realized gain on
  investments and foreign
  currency transactions                      (1.05)           (1.11)          (1.05)             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                             $(1.18)          $(1.33)         $(1.61)         $(0.41)       $(0.24)       $(0.11)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $14.98           $15.05          $14.30          $14.73        $12.98        $11.41
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    7.69(n)         15.62            8.26           16.94         16.09         (1.02)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)         1.47(a)          1.52            1.52            1.54          1.54          1.53
Expenses after expense reductions (f)         1.30(a)          1.30            1.48            1.54           N/A           N/A
Net investment income                         2.00(a)          1.95            1.64            1.37          1.53          1.79
Portfolio turnover                              31               82              82              76           105            72
Net assets at end of period
(000 omitted)                             $440,300         $403,848        $353,745        $298,826      $261,042      $213,983
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                YEARS ENDED 10/31
                                              ENDED      ----------------------------------------------------------------------
CLASS B                                     4/30/07             2006            2005            2004          2003         2002
                                        (UNAUDITED)

Net asset value, beginning of period         $15.28           $14.47          $14.82          $13.03        $11.43       $11.65
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.10            $0.19           $0.14           $0.10         $0.11        $0.13
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                             0.99             1.82            0.95            1.99          1.62        (0.31)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.09            $2.01           $1.09           $2.09         $1.73       $(0.18)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.08)          $(0.09)         $(0.39)         $(0.30)       $(0.13)      $(0.04)
  From net realized gain on
  investments and foreign
  currency transactions                       (1.05)           (1.11)          (1.05)             --            --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                              $(1.13)          $(1.20)         $(1.44)         $(0.30)       $(0.13)      $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $15.24           $15.28          $14.47          $14.82        $13.03       $11.43
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     7.40(n)         14.84            7.56           16.14         15.33        (1.58)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         2.12(a)          2.17            2.17            2.20          2.20         2.18
Expenses after expense reductions (f)          1.95(a)          1.95            2.13            2.20           N/A          N/A
Net investment income                          1.32(a)          1.29            0.98            0.72          0.88         1.12
Portfolio turnover                               31               82              82              76           105           72
Net assets at end of period
(000 omitted)                              $105,213         $115,336        $124,013        $129,141      $129,378      $84,729
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                              YEARS ENDED 10/31
                                                  ENDED      ------------------------------------------------------------------
CLASS C                                         4/30/07            2006           2005           2004         2003         2002
                                            (UNAUDITED)

Net asset value, beginning of period             $15.18          $14.39         $14.76         $12.99       $11.40       $11.62
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.10           $0.19          $0.15          $0.10        $0.11        $0.13
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.97            1.81           0.94           1.97         1.62        (0.31)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.07           $2.00          $1.09          $2.07        $1.73       $(0.18)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.08)         $(0.10)        $(0.41)        $(0.30)      $(0.14)      $(0.04)
  From net realized gain on investments
  and foreign currency transactions               (1.05)          (1.11)         (1.05)            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(1.13)         $(1.21)        $(1.46)        $(0.30)      $(0.14)      $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $15.12          $15.18         $14.39         $14.76       $12.99       $11.40
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         7.35(n)        14.87           7.59          16.12        15.27        (1.56)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.12(a)         2.17           2.16           2.20         2.20         2.18
Expenses after expense reductions (f)              1.95(a)         1.95           2.12           2.20          N/A          N/A
Net investment income                              1.35(a)         1.29           1.00           0.72         0.89         1.13
Portfolio turnover                                   31              82             82             76          105           72
Net assets at end of period (000 omitted)      $120,007         $99,019        $75,974        $57,119      $54,438      $35,660
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                              YEARS ENDED 10/31
                                                  ENDED      ------------------------------------------------------------------
CLASS I                                         4/30/07            2006           2005           2004         2003         2002
                                            (UNAUDITED)

Net asset value, beginning of period             $14.95          $14.23         $14.69         $12.96       $11.42       $11.65
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.17           $0.32          $0.29          $0.24        $0.25        $0.25
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.96            1.79           0.93           1.96         1.60        (0.32)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.13           $2.11          $1.22          $2.20        $1.85       $(0.07)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.15)         $(0.28)        $(0.63)        $(0.47)      $(0.31)      $(0.16)
  From net realized gain on investments and
  foreign currency transactions                   (1.05)          (1.11)         (1.05)            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(1.20)         $(1.39)        $(1.68)        $(0.47)      $(0.31)      $(0.16)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $14.88          $14.95         $14.23         $14.69       $12.96       $11.42
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            7.93(n)        16.00           8.65          17.31        16.49        (0.65)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.12(a)         1.12           1.16           1.16         1.20         1.18
Expenses after expense reductions (f)              0.95(a)         0.95           1.12           1.16          N/A          N/A
Net investment income                              2.34(a)         2.28           1.99           1.59         1.93         2.14
Portfolio turnover                                   31              82             82             76          105           72
Net assets at end of period (000 omitted)        $4,383          $4,133         $3,170         $2,286      $56,010       $1,540
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                              YEARS ENDED 10/31
                                                       ENDED       ----------------------------------------------------------
CLASS R                                              4/30/07             2006            2005            2004         2003(i)
                                                 (UNAUDITED)

Net asset value, beginning of period                  $14.98           $14.24          $14.71          $12.97          $11.54
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.13            $0.26           $0.22           $0.21           $0.14
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.97             1.78            0.93            1.94            1.40(g)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.10            $2.04           $1.15           $2.15           $1.54
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.11)          $(0.19)         $(0.57)         $(0.41)         $(0.11)
  From net realized gain on investments and
  foreign currency transactions                        (1.05)           (1.11)          (1.05)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.16)          $(1.30)         $(1.62)         $(0.41)         $(0.11)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.92           $14.98          $14.24          $14.71          $12.97
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 7.66(n)         15.39            8.08           16.89           13.41(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.62(a)          1.68            1.65            1.71            1.68(a)
Expenses after expense reductions (f)                   1.45(a)          1.45            1.61            1.71             N/A
Net investment income                                   1.80(a)          1.81            1.52            1.24            1.34(a)
Portfolio turnover                                        31               82              82              76             105
Net assets at end of period (000 omitted)             $1,315           $2,364          $2,043          $1,043             $12
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS            YEARS ENDED 10/31
                                                                           ENDED       ----------------------------
CLASS R1                                                                 4/30/07              2006           2005(i)
                                                                     (UNAUDITED)

Net asset value, beginning of period                                      $15.17            $14.40            $14.42
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.08             $0.18             $0.08
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.98              1.81              0.06(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.06             $1.99             $0.14
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.09)           $(0.11)           $(0.16)
  From net realized gain on investments and foreign
  currency transactions                                                    (1.05)            (1.11)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(1.14)           $(1.22)           $(0.16)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $15.09            $15.17            $14.40
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.26(n)          14.78              0.99(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      2.30(a)           2.39              2.34(a)
Expenses after expense reductions (f)                                       2.05(a)           2.05              2.28(a)
Net investment income                                                       1.12(a)           1.23              0.91(a)
Portfolio turnover                                                            31                82                82
Net assets at end of period (000 Omitted)                                   $710              $363               $52
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS             YEARS ENDED 10/31
                                                                           ENDED       -----------------------------
CLASS R2                                                                 4/30/07              2006           2005(i)
                                                                     (UNAUDITED)

Net asset value, beginning of period                                      $15.19            $14.42            $14.42
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.12             $0.23             $0.10
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.98              1.81              0.07(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.10             $2.04             $0.17
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.10)           $(0.16)           $(0.17)
  From net realized gain on investments and foreign
  currency transactions                                                    (1.05)            (1.11)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(1.15)           $(1.27)           $(0.17)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $15.14            $15.19            $14.42
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.54(n)          15.16              1.20(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.99(a)           2.07              2.03(a)
Expenses after expense reductions (f)                                       1.70(a)           1.70              1.97(a)
Net investment income                                                       1.59(a)           1.54              1.23(a)
Portfolio turnover                                                            31                82                82
Net assets at end of period (000 Omitted)                                   $105               $94               $51
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS                     YEARS ENDED 10/31
                                                                   ENDED       ----------------------------------------------
CLASS R3                                                         4/30/07              2006              2005             2004
                                                             (UNAUDITED)

Net asset value, beginning of period                              $14.97            $14.24            $14.67           $12.97
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.12             $0.25             $0.18            $0.12
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                              0.97              1.77              0.94             1.99
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.09             $2.02             $1.12            $2.11
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.11)           $(0.18)           $(0.50)          $(0.41)
  From net realized gain on investments and
  foreign currency transactions                                    (1.05)            (1.11)            (1.05)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(1.16)           $(1.29)           $(1.55)          $(0.41)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $14.90            $14.97            $14.24           $14.67
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                             7.57(n)          15.19              7.87            16.52
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.85(a)           1.94              1.92             1.95
Expenses after expense reductions (f)                               1.60(a)           1.60              1.87             1.95
Net investment income                                               1.64(a)           1.76              1.24             0.91
Portfolio turnover                                                    31                82                82               76
Net assets at end of period (000 Omitted)                         $1,750            $1,185              $159             $133
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS              YEARS ENDED 10/31
                                                                           ENDED       -----------------------------
CLASS R4                                                                 4/30/07              2006           2005(i)
                                                                     (UNAUDITED)

Net asset value, beginning of period                                      $15.02            $14.28            $14.26
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.15             $0.31             $0.14
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.96              1.75              0.07(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.11             $2.06             $0.21
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.13)           $(0.21)           $(0.19)
  From net realized gain on investments and foreign
  currency transactions                                                    (1.05)            (1.11)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(1.18)           $(1.32)           $(0.19)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $14.95            $15.02            $14.28
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.71(n)          15.53              1.48(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.52(a)           1.57              1.54(a)
Expenses after expense reductions (f)                                       1.35(a)           1.35              1.50(a)
Net investment income                                                       2.08(a)           2.10              1.70(a)
Portfolio turnover                                                            31                82                82
Net assets at end of period (000 Omitted)                                 $3,045            $1,303               $51
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS             YEARS ENDED 10/31
                                                                           ENDED       -----------------------------
CLASS R5                                                                 4/30/07              2006           2005(i)
                                                                     (UNAUDITED)

Net asset value, beginning of period                                      $15.03            $14.29            $14.26
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.14             $0.25             $0.17
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.99              1.87              0.06(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.13             $2.12             $0.23
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.13)           $(0.27)           $(0.20)
  From net realized gain on investments and foreign
  currency transactions                                                    (1.05)            (1.11)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(1.18)           $(1.38)           $(0.20)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $14.98            $15.03            $14.29
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.84(n)          15.95              1.62(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.22(a)           1.30              1.24(a)
Expenses after expense reductions (f)                                       1.05(a)           1.05              1.20(a)
Net investment income                                                       2.00(a)           1.77              2.00(a)
Portfolio turnover                                                            31                82                82
Net assets at end of period (000 Omitted)                                   $167              $661               $51
--------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and R5)
    through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, futures contracts, and forward foreign currency exchange contracts.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            10/31/06

          Ordinary income (including any short-term
          capital gains)                                 $15,135,577
          Long-term capital gain                          34,399,947
          ----------------------------------------------------------
          Total distributions                            $49,535,524

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/2007

          Cost of investments                           $650,959,225
          ----------------------------------------------------------
          Gross appreciation                             $97,032,626
          Gross depreciation                              (6,915,018)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $90,117,608

          AS OF 10/31/2006

          Undistributed ordinary income                    4,280,090
          Undistributed long-term capital gain            40,022,611
          Capital loss carryforwards                      (6,974,702)
          Other temporary differences                       (544,246)
          Net unrealized appreciation (depreciation)      77,276,882

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                10/31/10                $(6,974,702)

The availability of a portion of the capital loss carryforwards, which were acquired on August 25, 2003 in connection with the MFS Global Asset Allocation Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.75% in excess of $500 million of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $68,183, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.82% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets with respect to each class:

     CLASS A        CLASS B      CLASS C      CLASS I      CLASS R     CLASS R1     CLASS R2     CLASS R3    CLASS R4    CLASS R5
      1.30%          1.95%        1.95%        0.95%        1.45%        2.05%        1.70%       1.60%       1.35%       1.05%

This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six months ended April 30, 2007, this reduction amounted to $477,343 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $59,649 for the six months ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $728,805
Class B                             0.75%              0.25%              1.00%             1.00%             558,073
Class C                             0.75%              0.25%              1.00%             1.00%             543,239
Class R                             0.25%              0.25%              0.50%             0.50%               4,192
Class R1                            0.50%              0.25%              0.75%             0.75%               2,565
Class R2                            0.25%              0.25%              0.50%             0.50%                 248
Class R3                            0.25%              0.25%              0.50%             0.50%               3,924
Class R4                               --              0.25%              0.25%             0.25%               2,248
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,843,294

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    April 30, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $3,051
              Class B                                     47,789
              Class C                                      5,121

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2007, the fee was $205,922, which equated to 0.0636% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $203,843. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.0188% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                         BEGINNING OF                                  ANNUAL
                                       PERIOD THROUGH           EFFECTIVE           EFFECTIVE               TOTAL
                                              3/31/07              4/1/07             RATE(g)              AMOUNT

Class R1                                        0.45%               0.35%               0.35%              $1,479
Class R2                                        0.40%               0.25%               0.25%                 185
Class R3                                        0.25%               0.15%               0.15%               1,819
Class R4                                        0.15%               0.15%               0.15%               1,349
Class R5                                        0.10%               0.10%               0.10%                 244
-----------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                     $5,076

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for
    Class R1, R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended
    April 30, 2007, the waiver amounted to $985 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $725. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $3,581. Both amounts are included in independent trustees' compensation for the six months ended April 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $64,864 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2007, the fee paid to Tarantino LLC was $2,508. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,626, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                         $43,516,481      $30,704,702
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $139,827,140     $162,593,430
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                      4/30/07                          10/31/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    4,506,863       $66,219,392       6,872,236       $98,398,262
  Class B                                      838,791        12,539,260       1,847,929        26,911,822
  Class C                                    1,558,501        23,077,601       2,074,023        30,045,833
  Class I                                       58,298           844,069          93,995         1,351,358
  Class R                                       24,430           357,750          38,205           540,251
  Class R1                                      56,471           849,344          32,080           460,229
  Class R2                                       3,013            44,133           6,340            91,115
  Class R3                                     129,104         1,857,173         119,751         1,681,818
  Class R4                                     199,754         2,930,638          87,324         1,264,079
  Class R5                                      12,258           180,377          40,840           598,993
----------------------------------------------------------------------------------------------------------
                                             7,387,483      $108,899,737      11,212,723      $161,343,760

Shares issued to shareholders in
reinvestment of distributions

  Class A                                    1,979,759       $28,622,476       2,178,230       $29,679,452
  Class B                                      479,051         7,048,534         584,438         8,061,736
  Class C                                      379,320         5,539,911         334,397         4,589,203
  Class I                                       22,098           317,109          22,802           309,017
  Class R                                        9,147           131,654          13,311           180,617
  Class R1                                       4,160            60,617             596             8,239
  Class R2                                         496             7,239             802            10,999
  Class R3                                       6,287            90,461           1,539            21,151
  Class R4                                       8,624           124,451             942            13,194
  Class R5                                         423             6,111             363             4,958
----------------------------------------------------------------------------------------------------------
                                             2,889,365       $41,948,563       3,137,420       $42,878,566

Shares reacquired

  Class A                                   (3,939,008)     $(57,979,125)     (6,951,254)     $(99,304,209)
  Class B                                   (1,960,952)      (29,277,990)     (3,455,601)      (50,075,224)
  Class C                                     (526,217)       (7,801,456)     (1,164,802)      (16,756,790)
  Class I                                      (62,250)         (909,157)        (63,103)         (886,437)
  Class R                                     (103,226)       (1,515,448)        (37,228)         (530,589)
  Class R1                                     (37,495)         (549,463)        (12,358)         (182,604)
  Class R2                                      (2,741)          (40,086)         (4,474)          (62,809)
  Class R3                                     (97,090)       (1,399,161)        (53,312)         (745,149)
  Class R4                                     (91,509)       (1,326,943)         (5,058)          (72,237)
  Class R5                                     (45,469)         (656,917)           (810)          (11,917)
----------------------------------------------------------------------------------------------------------
                                            (6,865,957)    $(101,455,746)    (11,748,000)    $(168,627,965)

Net change

  Class A                                    2,547,614       $36,862,743       2,099,212       $28,773,505
  Class B                                     (643,110)       (9,690,196)     (1,023,234)      (15,101,666)
  Class C                                    1,411,604        20,816,056       1,243,618        17,878,246
  Class I                                       18,146           252,021          53,694           773,938
  Class R                                      (69,649)       (1,026,044)         14,288           190,279
  Class R1                                      23,136           360,498          20,318           285,864
  Class R2                                         768            11,286           2,668            39,305
  Class R3                                      38,301           548,473          67,978           957,820
  Class R4                                     116,869         1,728,146          83,208         1,205,036
  Class R5                                     (32,788)         (470,429)         40,393           592,034
----------------------------------------------------------------------------------------------------------
                                             3,410,891       $49,392,554       2,602,143       $35,594,361

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2007, the fund's commitment fee and interest expense were $1,708 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                          MFS(R) UTILITIES FUND

LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
EXPENSE TABLE                                               3
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    5
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        11
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    14
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        15
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       16
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              26
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              38
-------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                      38
-------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                             38
-------------------------------------------------------------
CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        MMU-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              91.8%
              Convertible Preferred Stocks                2.6%
              Bonds                                       1.2%
              Convertible Bonds                           0.4%
              Cash & Other Net Assets                     4.0%

              TOP TEN HOLDINGS (i)

              NRG Energy, Inc.                            4.5%
              ------------------------------------------------
              Williams Cos., Inc.                         3.1%
              ------------------------------------------------
              AT&T, Inc.                                  2.8%
              ------------------------------------------------
              Entergy Corp.                               2.6%
              ------------------------------------------------
              E.ON AG                                     2.6%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.5%
              ------------------------------------------------
              Public Service Enterprise Group, Inc.       2.5%
              ------------------------------------------------
              Equitable Resources, Inc.                   2.5%
              ------------------------------------------------
              American Electric Power Co., Inc.           2.4%
              ------------------------------------------------
              FPL Group, Inc.                             1.9%
              ------------------------------------------------

              TOP FIVE INDUSTRIES (i)

              Utilities - Electric Power                 43.9%
              ------------------------------------------------
              Telephone Services                         17.9%
              ------------------------------------------------
              Telecommunications - Wireless               8.2%
              ------------------------------------------------
              Natural Gas - Pipeline                      6.5%
              ------------------------------------------------
              Natural Gas - Distribution                  5.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              66.7%
              ------------------------------------------------
              Spain                                       6.1%
              ------------------------------------------------
              Germany                                     4.0%
              ------------------------------------------------
              Canada                                      3.1%
              ------------------------------------------------
              Brazil                                      2.8%
              ------------------------------------------------
              United Kingdom                              2.3%
              ------------------------------------------------
              France                                      2.3%
              ------------------------------------------------
              Mexico                                      2.1%
              ------------------------------------------------
              Norway                                      1.6%
              ------------------------------------------------
              Other Countries                             9.0%
              ------------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 04/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06         4/30/07        4/30/07
--------------------------------------------------------------------------------
        Actual              1.06%      $1,000.00       $1,220.40        $5.84
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.06%      $1,000.00       $1,019.54        $5.31
--------------------------------------------------------------------------------
        Actual              1.80%      $1,000.00       $1,215.20        $9.89
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.80%      $1,000.00       $1,015.87        $9.00
--------------------------------------------------------------------------------
        Actual              1.80%      $1,000.00       $1,215.00        $9.89
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.80%      $1,000.00       $1,015.87        $9.00
--------------------------------------------------------------------------------
        Actual              0.81%      $1,000.00       $1,221.40        $4.46
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.81%      $1,000.00       $1,020.78        $4.06
--------------------------------------------------------------------------------
        Actual              1.30%      $1,000.00       $1,218.30        $7.15
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.30%      $1,000.00       $1,018.35        $6.51
--------------------------------------------------------------------------------
        Actual              1.90%      $1,000.00       $1,214.80       $10.43
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.90%      $1,000.00       $1,015.37        $9.49
--------------------------------------------------------------------------------
        Actual              1.56%      $1,000.00       $1,216.90        $8.57
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.56%      $1,000.00       $1,017.06        $7.80
--------------------------------------------------------------------------------
        Actual              1.45%      $1,000.00       $1,217.70        $7.97
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.45%      $1,000.00       $1,017.60        $7.25
--------------------------------------------------------------------------------
        Actual              1.21%      $1,000.00       $1,219.00        $6.66
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.21%      $1,000.00       $1,018.79        $6.06
--------------------------------------------------------------------------------
        Actual              0.91%      $1,000.00       $1,220.40        $5.01
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.91%      $1,000.00       $1,020.28        $4.56
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 91.8%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------
Broadcasting - 2.8%
-------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                            1,014,640      $    9,314,395
Grupo Televisa S.A., ADR                                                    879,100          24,658,755
News Corp., "A"                                                           1,150,500          25,759,695
R.H. Donnelley Corp. (l)                                                    112,900           8,816,361
Viacom, Inc., "B" (a)                                                       414,550          17,100,188
                                                                                         --------------
                                                                                         $   85,649,394
-------------------------------------------------------------------------------------------------------
Cable TV - 3.9%
-------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"                                              376,600      $   12,344,948
Comcast Corp., "Special A" (a)                                            1,477,500          39,006,000
Net Servicos de Comuicacao S.A., IPS                                      1,052,100          16,081,147
Time Warner Cable, Inc. (a)                                               1,430,500          52,671,010
                                                                                         --------------
                                                                                         $  120,103,105
-------------------------------------------------------------------------------------------------------
Energy - Independent - 3.0%
-------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                    190,900      $    8,907,394
Apache Corp.                                                                193,400          14,021,500
Devon Energy Corp.                                                          116,900           8,518,503
Talisman Energy, Inc.                                                     1,511,200          28,690,050
Ultra Petroleum Corp. (a)                                                   300,600          17,050,032
Venoco, Inc. (a)                                                            676,770          12,872,165
                                                                                         --------------
                                                                                         $   90,059,644
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.1%
-------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR                                                            225,100      $    8,970,235
TOTAL S.A.                                                                  325,000          24,002,302
                                                                                         --------------
                                                                                         $   32,972,537
-------------------------------------------------------------------------------------------------------
Internet - 0.2%
-------------------------------------------------------------------------------------------------------
Iliad S.A. (l)                                                               57,272      $    5,804,168
-------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 5.5%
-------------------------------------------------------------------------------------------------------
AGL Resources, Inc. (l)                                                     611,125      $   26,608,383
Dynegy, Inc.                                                                551,480           5,189,427
Equitable Resources, Inc.                                                 1,459,200          75,892,992
Gaz de France (l)                                                           345,000          16,145,846
Questar Corp.                                                               200,408          19,465,629
Spectra Energy Corp.                                                        995,600          25,985,160
                                                                                         --------------
                                                                                         $  169,287,437
-------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 5.9%
-------------------------------------------------------------------------------------------------------
El Paso Corp.                                                             1,994,900      $   29,923,500
Enagas S.A. (l)                                                           2,189,055          52,879,412
Williams Cos., Inc.                                                       3,244,150          95,702,425
                                                                                         --------------
                                                                                         $  178,505,337
-------------------------------------------------------------------------------------------------------
Oil Services - 2.6%
-------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                         650,500      $   41,586,465
Noble Corp.                                                                 355,700          29,953,497
Schlumberger Ltd. (a)                                                       123,000           9,081,090
                                                                                         --------------
                                                                                         $   80,621,052
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 8.2%
-------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                        730,500      $   38,373,165
Cellcom Israel Ltd.                                                       2,128,480          42,505,746
Dobson Communications Corp. (l)                                           2,809,170          25,591,539
Hutchison Telecommunications International Ltd. (a)                       4,701,000           9,690,486
Leap Wireless International, Inc.                                            62,900           4,801,157
Metropcs Communications, Inc.                                               253,200           7,102,260
Millicom International Cellular S.A.                                         10,500             853,125
Mobile TeleSystems OJSC, ADR                                                118,300           6,518,330
Ntelos Holdings Corp.                                                       356,300           7,175,882
Rogers Communications, Inc., "B"                                            767,700          29,447,070
Tim Participacoes S.A., ADR                                                 580,200          20,922,012
Turkcell Iletisim Hizmetleri A.S.                                           497,400           2,757,165
Turkcell Iletisim Hizmetleri A.S., ADR (l)                                1,104,300          15,614,802
Vodafone Group PLC                                                       13,920,600          39,618,388
                                                                                         --------------
                                                                                         $  250,971,127
-------------------------------------------------------------------------------------------------------
Telephone Services - 17.4%
-------------------------------------------------------------------------------------------------------
ALLTEL Corp.                                                                258,500      $   16,205,365
American Tower Corp., "A" (a)                                                37,200           1,413,600
AT&T, Inc.                                                                2,219,700          85,946,784
Citizens Communications Co.                                                 643,506          10,019,389
Crown Castle International Corp.                                             86,500           2,970,410
Embarq Corp. (l)                                                            617,500          37,074,700
Fairpoint Communications, Inc. (l)                                          233,900           4,387,964
France Telecom S.A. (l)                                                     259,210           7,639,288
Global Crossing Ltd. (a)(l)                                                 172,900           4,986,436
Hellenic Telecommunications Organization S.A. (a)                           628,500          18,036,270
Neuf Cegetel                                                                 89,294           3,626,379
Orascom Telecom Holding (S.A.E), GDR                                        395,344          26,600,573
Qwest Communications International, Inc. (a)(l)                           5,642,500          50,105,400
Royal KPN N.V. (l)                                                          348,200           5,899,570
Singapore Telecommunications Ltd.                                         6,472,950          14,010,146
Telecom Argentina S.A., ADR                                                 650,500          14,675,280
Telecom Egypt                                                               506,300           1,445,447
Telecom Egypt, GDR                                                          110,500           1,497,275
Telefonica S.A.                                                           1,990,400          44,410,943
Telekom Austria AG                                                          753,700          21,261,447
Telenor A.S.A. (l)                                                        2,545,300          47,620,306
TELUS Corp. (non-voting shares)                                             659,040          35,230,390
Verizon Communications, Inc.                                              1,222,200          46,663,596
Windstream Corp. (l)                                                      2,116,576          30,944,341
                                                                                         --------------
                                                                                         $  532,671,299
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 41.2%
-------------------------------------------------------------------------------------------------------
AES Corp.                                                                   793,700      $   17,453,463
AES Tiete S.A., IPS                                                     618,141,500          21,205,228
American Electric Power Co., Inc. (l)                                     1,466,400          73,642,608
CEZ AS                                                                      877,400          42,938,011
CMS Energy Corp. (l)                                                      2,887,150          53,470,018
Constellation Energy Group, Inc.                                            872,303          77,739,643
Covanta Holding Corp.                                                       623,080          15,290,383
Dominion Resources, Inc.                                                    300,600          27,414,720
DPL, Inc. (l)                                                             1,069,723          33,535,816
DTE Energy Co.                                                              486,000          24,586,740
E.ON AG (l)                                                                 521,207          78,489,758
Edison International                                                      1,065,400          55,773,690
Eletropaulo Metropolitana S.A., IPS                                     551,280,000          28,394,429
Enersis S.A., ADR                                                         1,639,700          31,055,918
Entergy Corp.                                                               142,200          16,088,508
Entergy Corp., "A" (l)                                                    1,145,080          79,354,044
Exelon Corp.                                                                276,600          20,858,406
FirstEnergy Corp.                                                           319,100          21,839,204
FPL Group, Inc.                                                             916,900          59,020,853
Iberdrola S.A. (l)                                                          879,800          43,499,086
Iberdrola S.A.                                                              115,841           5,739,071
Integrys Energy Group, Inc.                                                  53,400           2,995,740
International Power PLC                                                   3,537,501          30,900,937
Mirant Corp. (a)                                                          1,264,600          56,742,602
NRG Energy, Inc. (a)(l)                                                   1,734,700         136,971,912
Pepco Holdings, Inc.                                                        552,600          16,312,752
Public Service Enterprise Group, Inc.                                       897,900          77,623,455
RAO Unified Energy System of Russia, GDR                                     57,100           7,309,404
Red Electrica de Espana (l)                                                 907,924          41,579,213
RWE AG (l)                                                                  419,400          44,353,850
SUEZ S.A.                                                                    26,700           1,515,103
TXU Corp.                                                                    86,300           5,659,554
Veolia Environment (l)                                                      138,250          11,419,024
                                                                                         --------------
                                                                                         $1,260,773,143
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $2,227,871,702)                                    $2,807,418,243
-------------------------------------------------------------------------------------------------------
Bonds - 1.1%
-------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.0%
-------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.426%, 2023 (i)(n)                    $  3,588,151      $      370,764
-------------------------------------------------------------------------------------------------------
Telephone Services - 0.5%
-------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                             $ 14,030,000      $   14,494,940
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.6%
-------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                  $  3,147,000      $    3,573,041
Mirant North American LLC, 7.375%, 2013                                   7,700,000           8,142,750
TXU Eastern Funding Co., 6.75%, 2009 (d)                                    793,000              39,650
TXU Energy Co., 7%, 2013                                                  8,015,000           8,345,482
                                                                                         --------------
                                                                                         $   20,100,923
-------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $35,238,508)                                               $   34,966,627
-------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 2.6%
-------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.6%
-------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% (n)                                                     14,300      $   18,790,200
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75%                                                     129,200      $   45,316,900
PNM Resources, Inc., 6.75%                                                  266,800          14,535,264
                                                                                         --------------
                                                                                         $   59,852,164
-------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST, $62,963,595)                        $   78,642,364
-------------------------------------------------------------------------------------------------------
Convertible Bonds - 0.4%
-------------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
-------------------------------------------------------------------------------------------------------
Peabody Energy, 4.75%, 2066                                            $  4,220,000      $    4,583,975
-------------------------------------------------------------------------------------------------------
Oil Services - 0.1%
-------------------------------------------------------------------------------------------------------
Transocean, Inc., 1.5%, 2021                                           $  2,860,000      $    3,464,175
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.1%
-------------------------------------------------------------------------------------------------------
Covanta Holding Corp., 1%, 2027                                        $  2,837,000      $    2,922,110
-------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (IDENTIFIED COST, $10,315,315)                                   $   10,970,260
-------------------------------------------------------------------------------------------------------
Short-Term Obligations - 3.6% (y)
-------------------------------------------------------------------------------------------------------
Barton Capital Corp., 5.27%, due 5/04/07 (t)                           $ 20,000,000      $   19,991,217
New Center Asset Trust, 5.29%, due 5/01/07                               78,166,000          78,166,000
Windmill Funding Corp., 5.26%, due 5/18/07 (t)                           13,238,000          13,205,118
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST                                          $  111,362,335
-------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 9.3%
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Repurchase Agreement, 5.23%, dated
4/30/07, due 5/01/07, total to be received $148,139,057
(secured by various U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in an individually
traded account), at Cost                                               $148,117,539      $  148,117,539
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                             136,332,325         136,332,325
-------------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                                   $  284,449,864
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,732,201,319) (k)                                  $3,327,809,693
-------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.8)%                                                    (270,213,479)
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $3,057,596,214
-------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $487,077,361 and 14.64% of market value. An independent pricing service provided an evaluated bid for 1.37% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
    $19,160,964, representing 0.6% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section
    4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 4/30/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                    NET
                                                                                                UNREALIZED
                            CONTRACTS TO        SETTLEMENT       IN EXCHANGE     CONTRACTS     APPRECIATION
    TYPE       CURRENCY   DELIVER/RECEIVE       DATE RANGE           FOR         AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
APPRECIATION
------------------------------------------------------------------------------------------------------------

    BUY           EUR         9,415,828     5/23/07 - 6/20/07   $ 12,682,858   $ 12,878,090    $   195,232

    SELL          GBP        23,788,191          6/20/07          47,672,757     47,545,384        127,373
                                                                                               -----------
                                                                                               $   322,605
                                                                                               ===========

DEPRECIATION
----------------------------------------------------------------------------------------------------------

    SELL          EUR       187,676,718     5/23/07 - 6/20/07   $251,354,375   $256,682,100    $(5,327,725)

    BUY           GBP           838,488          6/20/07           1,680,708      1,675,884         (4,824)

    SELL          GBP           242,149          6/20/07             482,056        483,983         (1,927)
                                                                                               -----------
                                                                                               $(5,334,476)
                                                                                               ===========

At April 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $268,641 with Goldman Sachs & Co.

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt
FRN    Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR    Global Depository Receipt
IPS    International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $297,946,262 of securities
on loan (identified cost, $2,732,201,319)                              $3,327,809,693
Cash                                                                          283,881
Foreign currency, at value (identified cost, $4,216,393)                    4,211,124
Receivable for forward foreign currency exchange contracts                    322,605
Receivable for investments sold                                            11,195,430
Receivable for fund shares sold                                            14,949,328
Interest and dividends receivable                                           6,539,374
Other assets                                                                   30,084
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $3,365,341,519
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                        $287,432
Payable for forward foreign currency exchange contracts                     5,334,476
Payable for forward foreign currency exchange contracts
subject to master netting agreements                                          268,641
Payable for investments purchased                                          12,230,709
Payable for fund shares reacquired                                          4,123,114
Collateral for securities loaned, at value (c)                            284,449,864
Payable to affiliates
  Management fee                                                              202,614
  Shareholder servicing costs                                                 394,887
  Distribution and service fees                                               164,505
  Administrative services fee                                                   5,504
  Retirement plan administration and services fees                              1,103
Payable for independent trustees' compensation                                 79,809
Accrued expenses and other liabilities                                        202,647
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $307,745,305
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,057,596,214
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                        $2,496,747,682
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies               590,317,881
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                             (28,908,243)
Accumulated distributions in excess of net investment income                 (561,106)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,057,596,214
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   165,299,079
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $2,014,495,523
  Shares outstanding                                                      108,802,225
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $18.52
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $19.65
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $619,104,518
  Shares outstanding                                                       33,549,067
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.45
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $335,277,655
  Shares outstanding                                                       18,152,660
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.47
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                              $16,483,248
  Shares outstanding                                                          888,780
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $18.55
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                              $10,722,852
  Shares outstanding                                                          579,750
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $18.50
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $3,266,045
  Shares outstanding                                                          176,996
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $18.45
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $2,009,991
  Shares outstanding                                                          108,965
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $18.45
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                              $29,774,018
  Shares outstanding                                                        1,610,425
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $18.49
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                              $24,947,900
  Shares outstanding                                                        1,348,423
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $18.50
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $1,514,464
  Shares outstanding                                                           81,788
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $18.52
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
(c) Non-cash Collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 4/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $27,763,687
  Interest                                                               4,157,354
  Foreign taxes withheld                                                  (938,103)
--------------------------------------------------------------------------------------------------
Total investment income                                                                $30,982,938
--------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $7,597,431
  Distribution and service fees                                          6,526,483
  Shareholder servicing costs                                            1,699,110
  Administrative services fee                                              216,217
  Retirement plan administration and services fees                          44,185
  Independent trustees' compensation                                        33,449
  Custodian fee                                                            433,862
  Shareholder communications                                                90,152
  Auditing fees                                                             22,883
  Legal fees                                                                17,924
  Miscellaneous                                                            123,458
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $16,805,154
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (78,988)
  Reduction of expenses by investment adviser                              (16,101)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $16,710,065
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $14,272,873
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (s)                                         $249,066,140
  Foreign currency transactions                                         (9,360,790)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                 $239,705,350
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $255,936,085
  Translation of assets and liabilities in foreign currencies           (2,899,445)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                  $253,036,640
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                      $492,741,990
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $507,014,863
--------------------------------------------------------------------------------------------------

(s) Includes proceeds received from a non-recurring cash settlement in the amount of $5,225,247 from a litigation settlement against Dynegy, Inc.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED        YEAR ENDED
                                                                     4/30/07          10/31/06
CHANGE IN NET ASSETS                                             (UNAUDITED)
FROM OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                            $14,272,873       $36,398,393
Net realized gain (loss) on investments and foreign
currency transactions                                            239,705,350       273,623,874
Net unrealized gain (loss) on investments and foreign
currency translation                                             253,036,640       142,169,409
----------------------------------------------------------------------------------------------
Change in net assets from operations                            $507,014,863      $452,191,676
----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(15,930,798)     $(18,685,709)
  Class B                                                         (3,854,872)       (5,803,139)
  Class C                                                         (1,841,042)       (2,315,006)
  Class I                                                           (136,090)         (146,800)
  Class R                                                            (95,916)         (124,773)
  Class R1                                                           (14,386)          (13,376)
  Class R2                                                           (11,504)          (10,526)
  Class R3                                                          (163,927)         (109,291)
  Class R4                                                          (147,162)          (75,443)
  Class R5                                                            (9,460)           (4,795)
----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(22,205,157)     $(27,288,858)
----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $346,023,748       $15,050,747
----------------------------------------------------------------------------------------------
Total change in net assets                                      $830,833,454      $439,953,565
----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
At beginning of period                                         2,226,762,760     1,786,809,195
At end of period (including accumulated distributions in
excess of net investment income of $561,106 and
undistributed net investment income of $7,371,178)            $3,057,596,214    $2,226,762,760
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                SIX MONTHS                                YEARS ENDED 10/31
                                                     ENDED       ------------------------------------------------------------------
CLASS A                                            4/30/07             2006         2005         2004              2003        2002
                                               (UNAUDITED)

Net asset value, beginning of period                $15.33           $12.33        $9.98        $7.89             $6.13       $8.68
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.12            $0.30        $0.18        $0.16             $0.15       $0.16
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.24             2.94         2.34         2.08              1.76       (2.55)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.36            $3.24        $2.52        $2.24             $1.91      $(2.39)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.17)          $(0.24)      $(0.17)      $(0.15)           $(0.15)     $(0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $18.52           $15.33       $12.33        $9.98             $7.89       $6.13
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           22.04(n)         26.48        25.33        28.41(b)(z)       31.69      (27.78)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.06(a)          1.11         1.13         1.15              1.19        1.15
Expenses after expense reductions (f)                 1.06(a)          1.11         1.13         1.15               N/A        1.11
Net investment income                                 1.40(a)          2.24         1.60         1.83              2.11        2.10
Portfolio turnover                                      42              100          101           97               144          80
Net assets at end of period (000 omitted)       $2,014,496       $1,319,703     $933,535     $586,730          $464,832    $382,712
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                                 YEARS ENDED 10/31
                                                     ENDED         ----------------------------------------------------------------
CLASS B                                            4/30/07             2006         2005         2004              2003        2002
                                               (UNAUDITED)

Net asset value, beginning of period                $15.28           $12.29        $9.95        $7.87             $6.11       $8.65
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.05            $0.20        $0.10        $0.10             $0.10       $0.10
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.23             2.93         2.32         2.05              1.76       (2.53)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.28            $3.13        $2.42        $2.15             $1.86      $(2.43)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.11)          $(0.14)      $(0.08)      $(0.07)           $(0.10)     $(0.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $18.45           $15.28       $12.29        $9.95             $7.87       $6.11
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           21.52(n)         25.55        24.39        27.50(b)(z)       30.66      (28.30)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.80(a)          1.86         1.89         1.91              1.94        1.90
Expenses after expense reductions (f)                 1.80(a)          1.86         1.89         1.91               N/A        1.86
Net investment income                                 0.63(a)          1.51         0.88         1.10              1.38        1.35
Portfolio turnover                                      42              100          101           97               144          80
Net assets at end of period (000 omitted)         $619,105         $597,964     $617,687     $575,642          $531,008    $481,361
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                                 YEARS ENDED 10/31
                                                     ENDED         ----------------------------------------------------------------
CLASS C                                            4/30/07             2006         2005         2004              2003        2002
                                                (UNAUDITED)

Net asset value, beginning of period                $15.30           $12.30        $9.96        $7.87             $6.11       $8.66
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.05            $0.20        $0.10        $0.10             $0.10       $0.10
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.23             2.94         2.32         2.06              1.76       (2.54)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.28            $3.14        $2.42        $2.16             $1.86      $(2.44)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.11)          $(0.14)      $(0.08)      $(0.07)           $(0.10)     $(0.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $18.47           $15.30       $12.30        $9.96             $7.87       $6.11
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           21.50(n)         25.61        24.37        27.63(b)(z)       30.66      (28.38)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.81(a)          1.86         1.88         1.90              1.94        1.90
Expenses after expense reductions (f)                 1.80(a)          1.86         1.88         1.90               N/A        1.86
Net investment income                                 0.64(a)          1.51         0.87         1.10              1.38        1.35
Portfolio turnover                                      42              100          101           97               144          80
Net assets at end of period (000 omitted)         $335,278         $260,120     $218,335     $177,875          $159,113    $144,861
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                                  YEARS ENDED 10/31
                                                     ENDED           --------------------------------------------------------------
CLASS I                                            4/30/07             2006         2005         2004              2003        2002
                                               (UNAUDITED)

Net asset value, beginning of period                $15.36           $12.35       $10.00        $7.91             $6.14       $8.69
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.14            $0.33        $0.21        $0.18             $0.17       $0.18
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.24             2.95         2.34         2.08              1.77       (2.55)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.38            $3.28        $2.55        $2.26             $1.94      $(2.37)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.19)          $(0.27)      $(0.20)      $(0.17)           $(0.17)     $(0.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $18.55           $15.36       $12.35       $10.00             $7.91       $6.14
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              22.14(n)         26.83        25.59        28.84(b)(z)       31.96      (27.56)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.81(a)          0.86         0.88         0.90              0.94        0.90
Expenses after expense reductions (f)                 0.81(a)          0.86         0.88         0.90               N/A        0.86
Net investment income                                 1.66(a)          2.45         1.81         2.07              2.36        2.33
Portfolio turnover                                      42              100          101           97               144          80
Net assets at end of period (000 omitted)          $16,483           $9,830       $6,630       $2,823            $1,744      $1,306
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                           YEARS ENDED 10/31
                                                     ENDED          ---------------------------------------------------
CLASS R                                            4/30/07             2006         2005         2004           2003(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $15.32           $12.32        $9.97        $7.89             $6.40
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.09            $0.27        $0.15        $0.15             $0.11
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.24             2.93         2.34         2.05              1.47
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.33            $3.20        $2.49        $2.20             $1.58
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.15)          $(0.20)      $(0.14)      $(0.12)           $(0.09)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $18.50           $15.32       $12.32        $9.97             $7.89
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              21.83(n)         26.19        25.05        28.11(b)(z)       24.78(n)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.30(a)          1.36         1.38         1.40              1.42(a)
Expenses after expense reductions (f)                 1.30(a)          1.36         1.38         1.40               N/A
Net investment income                                 1.13(a)          2.01         1.33         1.64              1.47(a)
Portfolio turnover                                      42              100          101           97               144
Net assets at end of period (000 omitted)          $10,723          $10,123       $6,823       $2,169              $189
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS            YEARS ENDED 10/31
                                                     ENDED           -------------------
CLASS R1                                           4/30/07             2006      2005(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $15.28           $12.29       $11.04
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income (d)                          $0.05            $0.19        $0.01
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.22             2.92         1.29
----------------------------------------------------------------------------------------
Total from investment operations                     $3.27            $3.11        $1.30
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------
  From net investment income                        $(0.10)          $(0.12)      $(0.05)
----------------------------------------------------------------------------------------
Net asset value, end of period                      $18.45           $15.28       $12.29
----------------------------------------------------------------------------------------
Total return (%) (r)(s)                              21.48(n)         25.42        11.77(n)
----------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.98(a)          2.06         2.08(a)
Expenses after expense reductions (f)                 1.90(a)          1.96         2.05(a)
Net investment income                                 0.56(a)          1.40         0.12(a)
Portfolio turnover                                      42              100          101
Net assets at end of period (000 omitted)           $3,266           $1,902         $879
----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS            YEARS ENDED 10/31
                                                     ENDED           -------------------
CLASS R2                                           4/30/07             2006      2005(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $15.28           $12.29       $11.04
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income (d)                          $0.07            $0.23        $0.03
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.23             2.93         1.29
----------------------------------------------------------------------------------------
Total from investment operations                     $3.30            $3.16        $1.32
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------
  From net investment income                        $(0.13)          $(0.17)      $(0.07)
----------------------------------------------------------------------------------------
Net asset value, end of period                      $18.45           $15.28       $12.29
----------------------------------------------------------------------------------------
Total return (%) (r)(s)                              21.69(n)         25.86        11.96(n)
----------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.67(a)          1.76         1.77(a)
Expenses after expense reductions (f)                 1.56(a)          1.61         1.71(a)
Net investment income                                 0.91(a)          1.74         0.37(a)
Portfolio turnover                                      42              100          101
Net assets at end of period (000 omitted)           $2,010           $1,285         $377
----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                  YEARS ENDED 10/31
                                                     ENDED          ---------------------------------
CLASS R3                                           4/30/07             2006         2005         2004
                                               (UNAUDITED)

Net asset value, beginning of period                $15.31           $12.31        $9.97        $7.89
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.08            $0.24        $0.11        $0.14
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.24             2.94         2.34         2.04
-----------------------------------------------------------------------------------------------------
Total from investment operations                     $3.32            $3.18        $2.45        $2.18
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
  From net investment income                        $(0.14)          $(0.18)      $(0.11)      $(0.10)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $18.49           $15.31       $12.31        $9.97
-----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              21.77(n)         26.02        24.66        27.77(b)(z)
-----------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.53(a)          1.62         1.62         1.65
Expenses after expense reductions (f)                 1.45(a)          1.52         1.60         1.65
Net investment income                                 1.01(a)          1.73         0.97         1.42
Portfolio turnover                                      42              100          101           97
Net assets at end of period (000 omitted)          $29,774          $14,413       $2,426         $122
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS            YEARS ENDED 10/31
                                                     ENDED          --------------------
CLASS R4                                           4/30/07             2006      2005(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $15.32           $12.33       $11.08
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income (d)                          $0.11            $0.26        $0.10
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.23             2.95         1.25
----------------------------------------------------------------------------------------
Total from investment operations                     $3.34            $3.21        $1.35
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------
  From net investment income                        $(0.16)          $(0.22)      $(0.10)
----------------------------------------------------------------------------------------
Net asset value, end of period                      $18.50           $15.32       $12.33
----------------------------------------------------------------------------------------
Total return (%) (r)(s)                              21.90(n)         26.21        12.22(n)
----------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.21(a)          1.28         1.26(a)
Expenses after expense reductions (f)                 1.21(a)          1.28         1.26(a)
Net investment income                                 1.27(a)          1.93         1.50(a)
Portfolio turnover                                      42              100          101
Net assets at end of period (000 omitted)          $24,948          $10,786          $62
----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS            YEARS ENDED 10/31
                                                     ENDED          --------------------
CLASS R5                                           4/30/07            2006       2005(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $15.34          $12.33        $11.08
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income (d)                          $0.13           $0.28         $0.13
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.23            2.99          1.24
----------------------------------------------------------------------------------------
Total from investment operations                     $3.36           $3.27         $1.37
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------
  From net investment income                        $(0.18)         $(0.26)       $(0.12)
----------------------------------------------------------------------------------------
Net asset value, end of period                      $18.52          $15.34        $12.33
----------------------------------------------------------------------------------------
Total return (%) (r)(s)                              22.04(n)        26.75         12.41(n)
----------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.91(a)         0.96          0.96(a)
Expenses after expense reductions (f)                 0.91(a)         0.96          0.96(a)
Net investment income                                 1.59(a)         1.98          1.83(a)
Portfolio turnover                                      42             100           101
Net assets at end of period (000 omitted)           $1,514            $637           $56
----------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R), and April 1,
    2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of investment restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the effect of these gains from the fund's ending net asset value per share, the total return for each share class for the year ended October 31, 2004 would be lower by 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At April 30, 2007, the value of securities loaned was $297,946,262. These loans were collateralized by cash of $284,449,864 and U.S. Treasury obligations of $25,002,661.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. The fund was a participant in litigation against Dynegy, Inc. On November 28, 2006 and December 8, 2006, the fund received cash settlements in the amount of $4,054,963 and $1,170,284, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to foreign currency transactions and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                              10/31/06

          Ordinary income (including any short-term
          capital gains)                                   $27,288,858

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                           $2,732,537,561
          ------------------------------------------------------------
          Gross appreciation                               608,067,087
          Gross depreciation                               (12,794,955)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $595,272,132

          AS OF 10/31/06

          Undistributed ordinary income                     11,941,328
          Capital loss carryforwards                      (269,629,338)
          Other temporary differences                       (5,623,536)
          Net unrealized appreciation (depreciation)       339,350,372

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                10/31/10                      $(269,629,338)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $3.0 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six months ended April 30, 2007, the fund's average daily net assets did not exceed $3.0 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $368,787 for the six months ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE

Class A                       0.10%          0.25%              0.35%           0.25%         $1,975,075
Class B                       0.75%          0.25%              1.00%           1.00%          2,998,084
Class C                       0.75%          0.25%              1.00%           1.00%          1,442,164
Class R                       0.25%          0.25%              0.50%           0.50%             26,320
Class R1                      0.50%          0.25%              0.75%           0.75%              9,170
Class R2                      0.25%          0.25%              0.50%           0.50%              3,826
Class R3                      0.25%          0.25%              0.50%           0.50%             51,462
Class R4                         --          0.25%              0.25%           0.25%             20,382
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                           $6,526,483

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2007 based on each class' average daily net assets. Payment of the 0.10%
    annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2007, were as follows:

                                                         AMOUNT

              Class A                                    $8,647
              Class B                                   147,573
              Class C                                    11,859

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2007, the fee was $797,239, which equated to 0.0628% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $792,947. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.0170% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                BEGINNING OF                    ANNUAL
                              PERIOD THROUGH    EFFECTIVE    EFFECTIVE     TOTAL
                                     3/31/07       4/1/07      RATE(g)    AMOUNT

Class R1                               0.45%        0.35%        0.35%    $5,250
Class R2                               0.40%        0.25%        0.25%     2,817
Class R3                               0.25%        0.15%        0.15%    23,446
Class R4                               0.15%        0.15%        0.15%    12,229
Class R5                               0.10%        0.10%        0.10%       443
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $44,185

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended April 30, 2007, the waiver amounted to $9,878 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $832. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $10,631. Both amounts are included in independent trustees' compensation for the six months ended April 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $74,613 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2007, the fee paid to Tarantino LLC was $9,490. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,223, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,337,761,832 and $1,043,181,792, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           SIX MONTHS ENDED                     YEAR ENDED
                                                4/30/07                          10/31/06
                                       SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                            31,973,865      $546,849,513      33,508,984      $458,480,658
  Class B                             2,450,961        41,438,874       4,742,777        63,866,481
  Class C                             2,620,176        44,656,853       2,945,245        39,895,981
  Class I                               316,322         5,494,675         306,670         4,242,384
  Class R                               188,378         3,178,608         321,836         4,305,463
  Class R1                              192,475         3,250,019          86,994         1,169,275
  Class R2                              118,845         2,010,770          57,226           778,779
  Class R3                            1,268,599        21,495,074         945,010        13,009,585
  Class R4                            1,462,194        24,824,424         803,432        11,169,808
  Class R5                               45,977           800,299          40,477           573,603
----------------------------------------------------------------------------------------------------
                                     40,637,792      $693,999,109      43,758,651      $597,492,017

Shares issued to shareholders in
reinvestment of distributions
  Class A                               820,780       $13,764,921       1,154,428       $16,017,930
  Class B                               197,415         3,247,455         346,869         4,817,355
  Class C                                78,066         1,289,116         113,999         1,591,737
  Class I                                 7,989           134,577          10,392           144,309
  Class R                                 4,753            78,918           7,535           104,556
  Class R1                                  871            14,386             947            13,364
  Class R2                                  691            11,498             746            10,526
  Class R3                                9,717           162,575           7,548           107,740
  Class R4                                8,733           147,134           5,217            75,443
  Class R5                                  103             1,786              89             1,246
----------------------------------------------------------------------------------------------------
                                      1,129,118       $18,852,366       1,647,770       $22,884,206

Shares reacquired
  Class A                           (10,059,554)    $(168,978,704)    (24,317,849)    $(325,008,013)
  Class B                            (8,228,109)     (137,610,856)    (16,226,099)     (218,698,121)
  Class C                            (1,550,412)      (25,933,457)     (3,804,487)      (50,809,784)
  Class I                               (75,597)       (1,270,039)       (213,937)       (2,834,328)
  Class R                              (274,261)       (4,638,818)       (222,508)       (2,972,060)
  Class R1                             (140,776)       (2,365,765)        (35,033)         (477,175)
  Class R2                              (94,692)       (1,602,542)         (4,497)          (60,223)
  Class R3                             (609,117)      (10,287,327)       (208,328)       (2,858,235)
  Class R4                             (826,363)      (14,037,605)       (109,783)       (1,555,899)
  Class R5                               (5,811)         (102,614)         (3,606)          (51,638)
----------------------------------------------------------------------------------------------------
                                    (21,864,692)    $(366,827,727)    (45,146,127)    $(605,325,476)

Net change
  Class A                            22,735,091      $391,635,730      10,345,563      $149,490,575
  Class B                            (5,579,733)      (92,924,527)    (11,136,453)     (150,014,285)
  Class C                             1,147,830        20,012,512        (745,243)       (9,322,066)
  Class I                               248,714         4,359,213         103,125         1,552,365
  Class R                               (81,130)       (1,381,292)        106,863         1,437,959
  Class R1                               52,570           898,640          52,908           705,464
  Class R2                               24,844           419,726          53,475           729,082
  Class R3                              669,199        11,370,322         744,230        10,259,090
  Class R4                              644,564        10,933,953         698,866         9,689,352
  Class R5                               40,269           699,471          36,960           523,211
----------------------------------------------------------------------------------------------------
                                     19,902,218      $346,023,748         260,294       $15,050,747

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2007, the fund's commitment fee and interest expense were $5,489 and $4,018, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                      MFS(R) GLOBAL EQUITY FUND

LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
EXPENSE TABLE                                               3
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    5
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        10
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    13
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        15
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       17
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              28
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              39
-------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                      39
-------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                             39
-------------------------------------------------------------
CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        LGE-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.1%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS

              Nestle S.A.                                 3.5%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              Reckitt Benckiser PLC                       2.5%
              ------------------------------------------------
              Roche Holding AG                            2.5%
              ------------------------------------------------
              American Express Co.                        2.2%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.1%
              ------------------------------------------------
              Bank of New York Co., Inc.                  2.0%
              ------------------------------------------------
              UBS AG                                      2.0%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.0%
              ------------------------------------------------
              Diageo PLC                                  1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.8%
              ------------------------------------------------
              Consumer Staples                           15.7%
              ------------------------------------------------
              Health Care                                14.6%
              ------------------------------------------------
              Basic Materials                             7.5%
              ------------------------------------------------
              Technology                                  7.2%
              ------------------------------------------------
              Retailing                                   6.1%
              ------------------------------------------------
              Leisure                                     5.8%
              ------------------------------------------------
              Industrial Goods & Services                 5.2%
              ------------------------------------------------
              Energy                                      5.1%
              ------------------------------------------------
              Autos & Housing                             4.2%
              ------------------------------------------------
              Utilities & Communications                  3.5%
              ------------------------------------------------
              Transportation                              2.1%
              ------------------------------------------------
              Special Products & Services                 1.3%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              37.8%
              ------------------------------------------------
              France                                     14.7%
              ------------------------------------------------
              Switzerland                                11.6%
              ------------------------------------------------
              United Kingdom                             11.0%
              ------------------------------------------------
              Japan                                       9.3%
              ------------------------------------------------
              Germany                                     5.4%
              ------------------------------------------------
              Netherlands                                 2.0%
              ------------------------------------------------
              South Korea                                 1.6%
              ------------------------------------------------
              Italy                                       1.4%
              ------------------------------------------------
              Other Countries                             5.2%
              ------------------------------------------------

Percentages are based on net assets as of 04/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06         4/30/07        4/30/07
--------------------------------------------------------------------------------
        Actual              1.47%      $1,000.00       $1,108.90        $7.69
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.47%      $1,000.00       $1,017.50        $7.35
--------------------------------------------------------------------------------
        Actual              2.22%      $1,000.00       $1,104.50       $11.58
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.22%      $1,000.00       $1,013.79       $11.08
--------------------------------------------------------------------------------
        Actual              2.22%      $1,000.00       $1,104.20       $11.58
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.22%      $1,000.00       $1,013.79       $11.08
--------------------------------------------------------------------------------
        Actual              1.22%      $1,000.00       $1,110.00        $6.38
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.22%      $1,000.00       $1,018.74        $6.11
--------------------------------------------------------------------------------
        Actual              2.17%      $1,000.00       $1,104.70       $11.32
  J    ------------------------------------------------------------------------
        Hypothetical (h)    2.17%      $1,000.00       $1,014.03       $10.84
--------------------------------------------------------------------------------
        Actual              1.72%      $1,000.00       $1,107.00        $8.99
  R    -------------------------------------------------------------------------
        Hypothetical (h)    1.72%      $1,000.00       $1,016.27        $8.60
--------------------------------------------------------------------------------
        Actual              2.32%      $1,000.00       $1,104.00       $12.10
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.32%      $1,000.00       $1,013.29       $11.58
--------------------------------------------------------------------------------
        Actual              1.97%      $1,000.00       $1,106.00       $10.29
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.97%      $1,000.00       $1,015.03        $9.84
--------------------------------------------------------------------------------
        Actual              1.87%      $1,000.00       $1,106.60        $9.77
  R3   -------------------------------------------------------------------------
        Hypothetical (h)    1.87%      $1,000.00       $1,015.52        $9.35
--------------------------------------------------------------------------------
        Actual              1.62%      $1,000.00       $1,107.90        $8.47
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.62%      $1,000.00       $1,016.76        $8.10
--------------------------------------------------------------------------------
        Actual              1.32%      $1,000.00       $1,109.20        $6.90
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.32%      $1,000.00       $1,018.25        $6.61
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.9%
-----------------------------------------------------------------------------------------------------
Diageo PLC                                                                 727,167       $ 15,332,869
Pernod Ricard S.A.                                                          39,936          8,486,711
                                                                                         ------------
                                                                                         $ 23,819,580
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.8%
-----------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                  140,530       $ 16,368,323
NIKE, Inc., "B"                                                            264,020         14,220,117
                                                                                         ------------
                                                                                         $ 30,588,440
-----------------------------------------------------------------------------------------------------
Automotive - 4.2%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                169,010       $ 10,439,616
Bridgestone Corp.                                                          222,200          4,472,904
Harley-Davidson, Inc. (l)                                                  162,660         10,299,631
Toyota Motor Corp.                                                         140,700          8,566,947
                                                                                         ------------
                                                                                         $ 33,779,098
-----------------------------------------------------------------------------------------------------
Biotechnology - 1.4%
-----------------------------------------------------------------------------------------------------
Actelion Ltd. (a)(l)                                                        12,160       $  2,885,657
Amgen, Inc. (a)                                                            126,370          8,105,372
                                                                                         ------------
                                                                                         $ 10,991,029
-----------------------------------------------------------------------------------------------------
Broadcasting - 4.0%
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                      156,475       $  6,454,594
Vivendi S.A. (l)                                                           161,990          6,678,790
Walt Disney Co.                                                            238,140          8,330,137
WPP Group PLC                                                              744,100         11,016,161
                                                                                         ------------
                                                                                         $ 32,479,682
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.8%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                   27,940       $  6,107,963
Julius Baer Holding Ltd.                                                   128,428          8,947,509
Nomura Holdings, Inc.                                                      401,400          7,726,337
                                                                                         ------------
                                                                                         $ 22,781,809
-----------------------------------------------------------------------------------------------------
Business Services - 1.3%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                        173,230       $  6,773,293
DST Systems, Inc. (a)(l)                                                    51,290          4,003,185
                                                                                         ------------
                                                                                         $ 10,776,478
-----------------------------------------------------------------------------------------------------
Chemicals - 3.6%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                     149,450       $ 12,369,977
Bayer AG (l)                                                               143,280          9,821,359
Givaudan S.A.                                                                7,280          6,806,886
                                                                                         ------------
                                                                                         $ 28,998,222
-----------------------------------------------------------------------------------------------------
Computer Software - 1.2%
-----------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                           502,390       $  9,444,932
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 7.6%
-----------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                         163,220       $  3,964,614
Henkel KGaA, IPS (l)                                                        56,120          8,841,243
Kao Corp.                                                                  536,000         14,709,174
L'Oreal S.A.                                                                51,010          6,115,143
Procter & Gamble Co.                                                       112,834          7,256,355
Reckitt Benckiser PLC                                                      369,410         20,238,404
                                                                                         ------------
                                                                                         $ 61,124,933
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 4.2%
-----------------------------------------------------------------------------------------------------
Legrand S.A.                                                               142,950       $  4,863,830
OMRON Corp.                                                                159,900          4,279,491
Rockwell Automation, Inc.                                                  158,060          9,410,892
Schneider Electric S.A. (l)                                                108,766         15,326,685
                                                                                         ------------
                                                                                         $ 33,880,898
-----------------------------------------------------------------------------------------------------
Electronics - 5.5%
-----------------------------------------------------------------------------------------------------
Canon, Inc.                                                                192,300       $ 10,745,287
Hirose Electric Co., Ltd. (l)                                               21,800          2,650,914
Intel Corp.                                                                540,640         11,623,760
Ricoh Co. Ltd.                                                             290,000          6,356,091
Samsung Electronics Co. Ltd.                                                20,920         12,811,646
                                                                                         ------------
                                                                                         $ 44,187,698
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 5.1%
-----------------------------------------------------------------------------------------------------
Chevron Corp.                                                               88,690       $  6,899,195
Exxon Mobil Corp.                                                          130,950         10,394,811
Royal Dutch Shell PLC                                                      286,930         10,038,598
TOTAL S.A.                                                                 183,680         13,565,362
                                                                                         ------------
                                                                                         $ 40,897,966
-----------------------------------------------------------------------------------------------------
Food & Beverages - 5.2%
-----------------------------------------------------------------------------------------------------
General Mills, Inc. (l)                                                     66,560       $  3,986,944
Nestle S.A. (l)                                                             71,352         28,269,289
PepsiCo, Inc.                                                              149,270          9,865,254
                                                                                         ------------
                                                                                         $ 42,121,487
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
-----------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)(l)                                         163,630       $  1,606,847
Tesco PLC                                                                  731,246          6,718,377
                                                                                         ------------
                                                                                         $  8,325,224
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
-----------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                              733,620       $  5,956,845
William Hill PLC                                                           725,640          8,630,982
                                                                                         ------------
                                                                                         $ 14,587,827
-----------------------------------------------------------------------------------------------------
General Merchandise - 0.8%
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      141,100       $  6,761,512
-----------------------------------------------------------------------------------------------------
Insurance - 6.0%
-----------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                130,280       $  6,688,575
Assicurazioni Generali S.p.A. (l)                                          111,140          5,113,689
AXA                                                                        275,780         12,609,123
Genworth Financial, Inc., "A"                                              273,340          9,974,177
QBE Insurance Group Ltd.                                                   134,430          3,412,441
Swiss Reinsurance Co. (l)                                                  109,528         10,326,726
                                                                                         ------------
                                                                                         $ 48,124,731
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
-----------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                  58,800       $  5,750,551
Pitney Bowes, Inc.                                                          42,800          2,054,400
                                                                                         ------------
                                                                                         $  7,804,951
-----------------------------------------------------------------------------------------------------
Major Banks - 6.4%
-----------------------------------------------------------------------------------------------------
Banca Intesa S.p.A. (l)                                                    709,436       $  5,936,223
Banco Bilbao Vizcaya Argentaria S.A. (l)                                   170,670          4,066,389
Bank of New York Co., Inc.                                                 406,580         16,458,358
Credit Agricole S.A. (l)                                                   212,680          8,926,606
Erste Bank der Oesterreichischen Sparkassen AG                              58,280          4,675,509
State Street Corp. (l)                                                     170,820         11,764,373
                                                                                         ------------
                                                                                         $ 51,827,458
-----------------------------------------------------------------------------------------------------
Medical Equipment - 3.7%
-----------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                               153,170       $  5,117,410
Medtronic, Inc.                                                            200,710         10,623,580
Thermo Fisher Scientific, Inc. (a)                                         214,760         11,180,406
Waters Corp. (a)(l)                                                         53,220          3,162,865
                                                                                         ------------
                                                                                         $ 30,084,261
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.0%
-----------------------------------------------------------------------------------------------------
Gaz de France (l)                                                           90,940       $  4,255,951
Tokyo Gas Co. Ltd.                                                         686,000          3,433,699
                                                                                         ------------
                                                                                         $  7,689,650
-----------------------------------------------------------------------------------------------------
Network & Telecom - 0.5%
-----------------------------------------------------------------------------------------------------
Ericsson, Inc., "B" (l)                                                  1,107,220       $  4,224,026
-----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 5.6%
-----------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                               170,000       $  2,832,499
American Express Co.                                                       297,490         18,048,718
Bangkok Bank Public Co. Ltd.                                               983,500          3,174,116
Komercni Banka A.S.                                                         14,703          2,757,258
PT Bank Central Asia Tbk.                                                4,119,500          2,383,960
UBS AG (l)                                                                 252,682         16,377,497
                                                                                         ------------
                                                                                         $ 45,574,048
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.5%
-----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                            150,350       $  8,890,196
GlaxoSmithKline PLC                                                        589,390         17,049,789
Johnson & Johnson                                                          354,540         22,768,559
Roche Holding AG                                                           106,870         20,160,803
Sanofi-Aventis (l)                                                          90,900          8,349,527
                                                                                         ------------
                                                                                         $ 77,218,874
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
-----------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                               86,026       $  4,321,946
-----------------------------------------------------------------------------------------------------
Specialty Chemicals - 3.9%
-----------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                       272,000       $  3,655,910
L'Air Liquide S.A., Bearer Shares                                           54,071         13,407,067
Praxair, Inc.                                                              225,110         14,530,851
                                                                                         ------------
                                                                                         $ 31,593,828
-----------------------------------------------------------------------------------------------------
Specialty Stores - 0.5%
-----------------------------------------------------------------------------------------------------
NEXT PLC                                                                    83,950       $  3,910,979
-----------------------------------------------------------------------------------------------------
Telephone Services - 0.7%
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                        2,487,975       $  5,385,009
-----------------------------------------------------------------------------------------------------
Trucking - 1.6%
-----------------------------------------------------------------------------------------------------
TNT N.V. (l)                                                               141,600       $  6,380,713
United Parcel Service, Inc., "B"                                            93,500          6,585,205
                                                                                         ------------
                                                                                         $ 12,965,918
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
-----------------------------------------------------------------------------------------------------
E.ON AG (l)                                                                 99,180       $ 14,935,744
-----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $573,352,549)                                      $801,208,238
-----------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.6%
-----------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 5/01/07, at Amortized
Cost and Value (y)                                                     $ 4,636,000       $  4,636,000
-----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 10.1%
-----------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.23%, dated 4/30/07, due
5/01/07, total to be received $59,046,038 (secured by various
U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in an individually traded account), at Cost                 $59,037,461       $ 59,037,461
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                         22,736,813         22,736,813
-----------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                                   $ 81,774,274
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $659,762,823) (k)                                    $887,618,512
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (9.8)%                                                   (79,029,447)
-----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $808,589,065
-----------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of April 30, 2007, the fund had 52 securities that were fair valued, aggregating $460,178,277 and 51.84% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:

IPS    International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value, including $78,497,494 of securities on
loan (identified cost, $659,762,823)                                   $887,618,512
Cash                                                                        154,725
Foreign currency, at value (identified cost, $7,778)                          8,316
Receivable for investments sold                                           2,635,716
Receivable for fund shares sold                                             657,014
Interest and dividends receivable                                         1,806,283
Other assets                                                                 10,667
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $892,891,233
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                       $1,794,422
Collateral for securities loaned, at value                               81,774,274
Payable to affiliates
  Management fee                                                             80,439
  Shareholder servicing costs                                               388,476
  Distribution and service fees                                              36,880
  Administrative services fee                                                 1,656
  Retirement plan administration and services fees                              503
Payable for independent trustees' compensation                               60,752
Accrued expenses and other liabilities                                      164,766
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $84,302,168
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $808,589,065
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                        $540,625,288
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies             227,867,402
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                    38,564,688
Undistributed net investment income                                       1,531,687
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $808,589,065
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  27,407,691
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $502,978,533
  Shares outstanding                                                     16,795,385
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $29.95
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                               $31.78
-----------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $126,795,472
  Shares outstanding                                                      4,489,232
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $28.24
-----------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $46,133,683
  Shares outstanding                                                      1,671,856
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $27.59
-----------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $73,915,846
  Shares outstanding                                                      2,423,725
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $30.50
-----------------------------------------------------------------------------------------------------
Class J shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $18,184,132
  Shares outstanding                                                        651,994
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $27.89
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.00Xnet asset value per share)                               $28.75
-----------------------------------------------------------------------------------------------------
Class R shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $13,683,210
  Shares outstanding                                                        461,881
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $29.62
-----------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $2,239,366
  Shares outstanding                                                         79,756
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $28.08
-----------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                               $736,273
  Shares outstanding                                                         26,073
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $28.24
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $12,121,182
  Shares outstanding                                                        412,173
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $29.41
-----------------------------------------------------------------------------------------------------
Class R4 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $11,729,528
  Shares outstanding                                                        393,222
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $29.83
-----------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                                $71,840
  Shares outstanding                                                          2,394
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $30.00
-----------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 4/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $11,668,940
  Interest                                                                324,437
  Other                                                                    21,700
  Foreign taxes withheld                                                 (525,533)
-------------------------------------------------------------------------------------------------
Total investment income                                                               $11,489,544
-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------
  Management fee                                                       $3,507,724
  Distribution and service fees                                         1,653,179
  Shareholder servicing costs                                             743,247
  Administrative services fee                                              72,456
  Retirement plan administration and services fees                         21,264
  Independent trustees' compensation                                       13,949
  Custodian fee                                                           224,915
  Shareholder communications                                               54,504
  Auditing fees                                                            24,893
  Legal fees                                                               13,862
  Miscellaneous                                                           101,148
-------------------------------------------------------------------------------------------------
Total expenses                                                                         $6,431,141
-------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (24,010)
  Reduction of expenses by investment adviser                              (6,124)
-------------------------------------------------------------------------------------------------
Net expenses                                                                           $6,401,007
-------------------------------------------------------------------------------------------------
Net investment income                                                                  $5,088,537
-------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $38,859,642
  Foreign currency transactions                                           (28,382)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                 $38,831,260
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------
  Investments                                                         $36,444,831
  Translation of assets and liabilities in foreign currencies               4,043
-------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                  $36,448,874
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                      $75,280,134
-------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $80,368,671
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                     4/30/07           10/31/06
CHANGE IN NET ASSETS FROM OPERATIONS                             (UNAUDITED)
-----------------------------------------------------------------------------------------------
Net investment income                                             $5,088,537        $10,780,892
Net realized gain (loss) on investments and foreign
currency transactions                                             38,831,260         96,401,241
Net unrealized gain (loss) on investments and foreign
currency translation                                              36,448,874         47,921,907
-----------------------------------------------------------------------------------------------
Change in net assets from operations                             $80,368,671       $155,104,040
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(9,448,779)               $--
  Class B                                                         (1,851,724)                --
  Class C                                                           (633,188)                --
  Class I                                                         (1,459,047)                --
  Class J                                                           (257,963)                --
  Class R                                                           (252,787)                --
  Class R1                                                           (23,168)                --
  Class R2                                                           (12,087)                --
  Class R3                                                          (117,690)                --
  Class R4                                                          (181,575)                --
  Class R5                                                            (1,407)                --
From net realized gain on investments and foreign
currency transactions
  Class A                                                        (49,984,260)       (18,099,702)
  Class B                                                        (15,617,271)        (6,962,364)
  Class C                                                         (4,798,630)        (1,607,519)
  Class I                                                         (6,908,588)        (1,898,929)
  Class J                                                         (2,165,492)          (882,139)
  Class R                                                         (1,519,317)          (585,544)
  Class R1                                                          (163,635)           (31,501)
  Class R2                                                           (74,843)            (8,875)
  Class R3                                                          (719,759)          (159,137)
  Class R4                                                          (939,438)            (4,035)
  Class R5                                                            (6,949)            (2,344)
-----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(97,137,597)      $(30,242,089)
-----------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                     4/30/07           10/31/06
                                                                 (UNAUDITED)
Change in net assets from fund share transactions                $63,311,777       $(25,725,538)
-----------------------------------------------------------------------------------------------
Total change in net assets                                       $46,542,851        $99,136,413
-----------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------
At beginning of period                                           762,046,214        662,909,801
At end of period (including undistributed net investment
income of $1,531,687 and $10,682,565, respectively)             $808,589,065       $762,046,214
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                SIX MONTHS                             YEARS ENDED 10/31
                                                     ENDED       ------------------------------------------------------------
CLASS A                                            4/30/07           2006         2005        2004           2003        2002
                                               (UNAUDITED)

Net asset value, beginning of period                $30.78         $25.79       $22.92      $19.57         $16.55      $17.58
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.22          $0.48        $0.06       $0.07          $0.03      $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.89           5.68         2.81        3.28           2.99       (1.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.11          $6.16        $2.87       $3.35          $3.02      $(1.03)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.63)           $--          $--         $--            $--         $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)         (1.17)          --          --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.94)        $(1.17)         $--         $--            $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $29.95         $30.78       $25.79      $22.92         $19.57      $16.55
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           10.89(n)       24.73        12.52       17.12(b)       18.25       (5.86)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.47(a)        1.45         1.55        1.52           1.65        1.62
Expenses after expense reductions (f)                 1.47(a)        1.45         1.55        1.52            N/A         N/A
Net investment income (loss)                          1.48(a)        1.72         0.22        0.30           0.19       (0.02)
Portfolio turnover                                      12             39           39          41             52          52
Net assets at end of period (000 Omitted)         $502,979       $465,394     $402,985    $368,514       $345,783    $322,006
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 10/31
                                                     ENDED       ------------------------------------------------------------
CLASS B                                            4/30/07           2006         2005        2004           2003        2002
                                               (UNAUDITED)

Net asset value, beginning of period                $29.12         $24.64       $22.06      $18.97         $16.18      $17.31
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.10          $0.27       $(0.13)     $(0.10)        $(0.09)     $(0.14)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.72           5.38         2.71        3.19           2.88       (0.99)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.82          $5.65        $2.58       $3.09          $2.79      $(1.13)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.39)           $--          $--         $--            $--         $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)         (1.17)          --          --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.70)        $(1.17)         $--         $--            $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $28.24         $29.12       $24.64      $22.06         $18.97      $16.18
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           10.45(n)       23.77        11.70       16.29(b)       17.24       (6.53)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.22(a)        2.20         2.30        2.27           2.40        2.37
Expenses after expense reductions (f)                 2.22(a)        2.20         2.30        2.27            N/A         N/A
Net investment income (loss)                          0.75(a)        1.02        (0.53)      (0.45)         (0.56)      (0.79)
Portfolio turnover                                      12             39           39          41             52          52
Net assets at end of period (000 Omitted)         $126,795       $139,656     $148,434    $170,783       $177,713    $172,094
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 10/31
                                                     ENDED       ------------------------------------------------------------
CLASS C                                            4/30/07          2006          2005        2004           2003        2002
                                               (UNAUDITED)

Net asset value, beginning of period                $28.58        $24.19        $21.66      $18.63         $15.89      $17.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.10         $0.25        $(0.12)     $(0.09)        $(0.09)     $(0.14)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.66          5.31          2.65        3.12           2.83       (0.97)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.76         $5.56         $2.53       $3.03          $2.74      $(1.11)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.44)          $--           $--         $--            $--         $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)        (1.17)           --          --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.75)       $(1.17)          $--         $--            $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.59        $28.58        $24.19      $21.66         $18.63      $15.89
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           10.42(n)      23.84         11.68       16.26(b)       17.24       (6.53)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.22(a)       2.20          2.30        2.27           2.40        2.37
Expenses after expense reductions (f)                 2.22(a)       2.20          2.30        2.27            N/A         N/A
Net investment income (loss)                          0.73(a)       0.96         (0.53)      (0.45)         (0.56)      (0.78)
Portfolio turnover                                      12            39            39          41             52          52
Net assets at end of period (000 Omitted)          $46,134       $41,351       $33,975     $32,785        $33,253     $31,594
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 10/31
                                                     ENDED       ------------------------------------------------------------
CLASS I                                            4/30/07          2006          2005        2004           2003        2002
                                               (UNAUDITED)

Net asset value, beginning of period                $31.32        $26.15        $23.23      $19.78         $16.70      $17.69
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.25         $0.56         $0.12       $0.12          $0.09       $0.04
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.94          5.78          2.85        3.33           2.99       (1.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.19         $6.34         $2.97       $3.45          $3.08      $(0.99)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.70)          $--        $(0.05)        $--            $--         $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)        (1.17)           --          --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(4.01)       $(1.17)       $(0.05)        $--            $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $30.50        $31.32        $26.15      $23.23         $19.78      $16.70
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              11.00(n)      25.09         12.79       17.44(b)       18.44       (5.60)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.22(a)       1.20          1.30        1.26           1.40        1.37
Expenses after expense reductions (f)                 1.22(a)       1.20          1.30        1.26            N/A         N/A
Net investment income                                 1.71(a)       1.95          0.47        0.53           0.54        0.23
Portfolio turnover                                      12            39            39          41             52          52
Net assets at end of period (000 Omitted)          $73,916       $63,714       $41,493     $37,781        $22,467      $2,325
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 10/31
                                                     ENDED       ------------------------------------------------------------
CLASS J                                            4/30/07          2006          2005        2004           2003        2002
                                               (UNAUDITED)

Net asset value, beginning of period                $28.80        $24.36        $21.80      $18.74         $15.97      $17.08
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.12         $0.24        $(0.11)     $(0.08)        $(0.09)     $(0.13)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.67          5.37          2.67        3.14           2.86       (0.98)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.79         $5.61         $2.56       $3.06          $2.77      $(1.11)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.39)          $--           $--         $--            $--         $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)        (1.17)           --          --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.70)       $(1.17)          $--         $--            $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.89        $28.80        $24.36      $21.80         $18.74      $15.97
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           10.47(n)      23.88         11.74       16.33(b)       17.35       (6.50)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.17(a)       2.15          2.25        2.22           2.34        2.32
Expenses after expense reductions (f)                 2.17(a)       2.15          2.25        2.22            N/A         N/A
Net investment income (loss)                          0.87(a)       0.93         (0.47)      (0.39)         (0.53)      (0.73)
Portfolio turnover                                      12            39            39          41             52          52
Net assets at end of period (000 Omitted)          $18,184       $20,832       $19,136     $23,188        $24,701     $17,215
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                       YEARS ENDED 10/31
                                                     ENDED       ------------------------------------------------
CLASS R                                            4/30/07          2006          2005        2004        2003(i)
                                                (UNAUDITED)

Net asset value, beginning of period                $30.46        $25.59        $22.80      $19.51         $16.57
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.18         $0.40        $(0.01)      $0.01         $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.84          5.64          2.81        3.28           2.99
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.02         $6.04         $2.80       $3.29          $2.94
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.55)          $--        $(0.01)        $--            $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)        (1.17)           --          --             --
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.86)       $(1.17)       $(0.01)        $--            $--
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $29.62        $30.46        $25.59      $22.80         $19.51
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              10.70(n)      24.44         12.26       16.86(b)       17.74(n)
-----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.72(a)       1.70          1.81        1.76           1.83(a)
Expenses after expense reductions (f)                 1.72(a)       1.70          1.81        1.76            N/A
Net investment income (loss)                          1.23(a)       1.45         (0.03)       0.06          (0.29)(a)
Portfolio turnover                                      12            39            39          41             52
Net assets at end of period (000 Omitted)          $13,683       $13,909       $12,862      $5,994         $1,265
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS         YEARS ENDED 10/31
                                                     ENDED       --------------------
CLASS R1                                           4/30/07         2006       2005(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $29.06       $24.61        $23.89
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.10        $0.21        $(0.15)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.70         5.41          0.87(g)
-------------------------------------------------------------------------------------
Total from investment operations                     $2.80        $5.62         $0.72
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------
  From net investment income                        $(0.47)         $--           $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)       (1.17)           --
-------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.78)      $(1.17)          $--
-------------------------------------------------------------------------------------
Net asset value, end of period                      $28.08       $29.06        $24.61
-------------------------------------------------------------------------------------
Total return (%) (r)(s)                              10.40(n)     23.68          3.01(n)
-------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.40(a)      2.40          2.50(a)
Expenses after expense reductions (f)                 2.32(a)      2.30          2.47(a)
Net investment income (loss)                          0.72(a)      0.78         (1.06)(a)
Portfolio turnover                                      12           39            39
Net assets at end of period (000 Omitted)           $2,239       $1,348          $672
-------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS         YEARS ENDED 10/31
                                                     ENDED       --------------------
CLASS R2                                           4/30/07         2006       2005(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $29.22       $24.65        $23.89
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.12        $0.33        $(0.07)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.74         5.41          0.83(g)
-------------------------------------------------------------------------------------
Total from investment operations                     $2.86        $5.74         $0.76
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------
  From net investment income                        $(0.53)         $--           $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)       (1.17)           --
-------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.84)      $(1.17)          $--
-------------------------------------------------------------------------------------
Net asset value, end of period                      $28.24       $29.22        $24.65
-------------------------------------------------------------------------------------
Total return (%) (r)(s)                              10.60(n)     24.14          3.18(n)
-------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.10(a)      2.09          2.21(a)
Expenses after expense reductions (f)                 1.97(a)      1.94          2.17(a)
Net investment income (loss)                          0.89(a)      1.20         (0.56)(a)
Portfolio turnover                                      12           39            39
Net assets at end of period (000 Omitted)             $736         $575          $185
-------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS               YEARS ENDED 10/31
                                                     ENDED       ---------------------------------
CLASS R3                                           4/30/07         2006          2005         2004
                                               (UNAUDITED)

Net asset value, beginning of period                $30.27       $25.48        $22.76       $19.51
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.15        $0.39        $(0.06)      $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.84         5.57          2.78         3.28
--------------------------------------------------------------------------------------------------
Total from investment operations                     $2.99        $5.96         $2.72        $3.25
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
  From net investment income                        $(0.54)         $--           $--          $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)       (1.17)           --           --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.85)      $(1.17)          $--          $--
--------------------------------------------------------------------------------------------------
Net asset value, end of period                      $29.41       $30.27        $25.48       $22.76
--------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              10.66(n)     24.22         11.95        16.66(b)
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.95(a)      1.94          2.06         2.00
Expenses after expense reductions (f)                 1.87(a)      1.84          2.05         2.00
Net investment income (loss)                          1.08(a)      1.42         (0.25)       (0.15)
Portfolio turnover                                      12           39            39           41
Net assets at end of period (000 Omitted)          $12,121       $6,501        $3,032         $530
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS         YEARS ENDED 10/31
                                                     ENDED       --------------------
CLASS R4                                           4/30/07         2006       2005(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $30.71       $25.77        $24.90
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment income (d)                          $0.19        $0.04         $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.88         6.07          0.85(g)
-------------------------------------------------------------------------------------
Total from investment operations                     $3.07        $6.11         $0.87
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------
  From net investment income                        $(0.64)         $--           $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)       (1.17)           --
-------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.95)      $(1.17)          $--
-------------------------------------------------------------------------------------
Net asset value, end of period                      $29.83       $30.71        $25.77
-------------------------------------------------------------------------------------
Total return (%) (r)(s)                              10.79(n)     24.54          3.49(n)
-------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.62(a)      1.63          1.73(a)
Expenses after expense reductions (f)                 1.62(a)      1.63          1.73(a)
Net investment income                                 1.28(a)      0.14          0.13(a)
Portfolio turnover                                      12           39            39
Net assets at end of period (000 Omitted)          $11,730       $8,703           $84
-------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS         YEARS ENDED 10/31
                                                     ENDED       --------------------
CLASS R5                                           4/30/07         2006       2005(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $30.86       $25.81        $24.90
-------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment income (d)                          $0.24        $0.53         $0.08
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 2.88         5.69          0.83(g)
-------------------------------------------------------------------------------------
Total from investment operations                     $3.12        $6.22         $0.91
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------
  From net investment income                        $(0.67)         $--           $--
  From net realized gain on investments and
  foreign currency transactions                      (3.31)       (1.17)           --
-------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(3.98)      $(1.17)          $--
-------------------------------------------------------------------------------------
Net asset value, end of period                      $30.00       $30.86        $25.81
-------------------------------------------------------------------------------------
Total return (%) (r)(s)                              10.92(n)     24.95          3.65(n)
-------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.32(a)      1.29          1.44(a)
Expenses after expense reductions (f)                 1.32(a)      1.29          1.44(a)
Net investment income                                 1.63(a)      1.88          0.54(a)
Portfolio turnover                                      12           39            39
Net assets at end of period (000 Omitted)              $72          $65           $52
-------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1,
    2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                              10/31/06

          Long-term capital gain                           $30,242,089

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                             $660,024,503
          ------------------------------------------------------------
          Gross appreciation                               238,444,103
          Gross depreciation                               (10,850,094)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $227,594,009

          AS OF 10/31/06

          Undistributed ordinary income                     20,848,052
          Undistributed long-term capital gain              72,803,437
          Other temporary differences                          (67,964)
          Net unrealized appreciation (depreciation)       191,149,178

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets          0.90%
          Next $1 billion of average daily net assets           0.75%
          Average daily net assets in excess of $2 billion      0.65%

The management fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $30,728 for the six months ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE

Class A                       0.10%          0.25%              0.35%           0.25%           $599,666
Class B                       0.75%          0.25%              1.00%           1.00%            673,797
Class C                       0.75%          0.25%              1.00%           1.00%            215,647
Class J(f)                    0.70%          0.25%              0.95%           0.95%             88,721
Class R                       0.25%          0.25%              0.50%           0.50%             35,418
Class R1                      0.50%          0.25%              0.75%           0.75%              6,099
Class R2                      0.25%          0.25%              0.50%           0.50%              1,662
Class R3                      0.25%          0.25%              0.50%           0.50%             19,712
Class R4                         --          0.25%              0.25%           0.25%             12,457
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                           $1,653,179

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2007 based on each class' average daily net assets. Payment of the 0.10%
    annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.
(f) Includes fees that MFD pays to financial intermediaries and for services rendered as the fund's agent company in Japan.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2007, were as follows:

                                                         AMOUNT

              Class A                                   $15,062
              Class B                                    53,187
              Class C                                     2,051

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2007, the fee was $248,213, which equated to 0.0637% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $444,731. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.0186% of the fund average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                BEGINNING OF                    ANNUAL
                              PERIOD THROUGH    EFFECTIVE    EFFECTIVE     TOTAL
                                     3/31/07      4/01/07      RATE(g)    AMOUNT

Class R1                               0.45%        0.35%        0.35%    $3,487
Class R2                               0.40%        0.25%        0.25%     1,243
Class R3                               0.25%        0.15%        0.15%     9,026
Class R4                               0.15%        0.15%        0.15%     7,474
Class R5                               0.10%        0.10%        0.10%        34
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $21,264

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended April 30, 2007, the waiver amounted to $4,166 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,554. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $2,555. Both amounts are included in independent trustees' compensation for the six months ended April 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $57,643 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2007, the fee paid to Tarantino LLC was $3,021. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,958, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $94,633,000 and $119,049,840, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           SIX MONTHS ENDED                    YEAR ENDED
                                                4/30/07                         10/31/06
                                       SHARES           AMOUNT          SHARES           AMOUNT
Shares sold
  Class A                             2,353,255       $68,680,151      4,014,938        $112,614,919
  Class B                               472,843        13,147,078      1,117,767          29,668,548
  Class C                               241,787         6,527,284        334,540           8,801,328
  Class I                               384,791        11,512,892        740,812          21,189,033
  Class J                               103,103         2,737,728        406,812          10,632,135
  Class R                                68,742         1,993,623        130,060           3,590,592
  Class R1                               83,870         2,282,912         24,270             651,059
  Class R2                               30,290           826,205         14,979             394,125
  Class R3                              450,555        12,858,342        194,822           5,377,457
  Class R4                              444,383        12,946,609        334,485           9,358,083
  Class R5                                   --                --              3                  75
-----------------------------------------------------------------------------------------------------
                                      4,633,619      $133,512,824      7,313,488        $202,277,354

                                           SIX MONTHS ENDED                    YEAR ENDED
                                                4/30/07                         10/31/06
                                       SHARES           AMOUNT          SHARES           AMOUNT
Shares issued to shareholders in
reinvestment of distributions
  Class A                             1,989,092       $56,092,389        665,004       $17,230,263
  Class B                               602,942        16,080,488        259,668         6,406,014
  Class C                               186,638         4,863,794         59,990         1,452,354
  Class I                               291,576         8,365,321         72,189         1,898,578
  Class J                                   318             8,366            104             2,514
  Class R                                61,699         1,722,626         22,642           581,662
  Class R1                                7,044           186,803          1,278            31,501
  Class R2                                3,263            86,929            359             8,875
  Class R3                               30,200           837,442          6,224           159,128
  Class R4                               39,817         1,118,849            154             4,035
  Class R5                                  296             8,356             90             2,344
--------------------------------------------------------------------------------------------------
                                      3,212,885       $89,371,363      1,087,702       $27,777,268

Shares reacquired
  Class A                            (2,664,531)     $(77,712,326)    (5,186,638)    $(144,690,837)
  Class B                            (1,381,879)      (38,114,415)    (2,607,195)      (69,055,673)
  Class C                              (203,560)       (5,497,716)      (351,895)       (9,109,603)
  Class I                              (287,190)       (8,473,422)      (364,947)      (10,359,697)
  Class J                              (174,796)       (4,923,814)      (469,057)      (12,408,367)
  Class R                              (125,236)       (3,633,065)      (198,638)       (5,485,858)
  Class R1                              (57,546)       (1,557,780)        (6,472)         (168,490)
  Class R2                              (27,150)         (731,657)        (3,184)          (88,631)
  Class R3                             (283,324)       (8,021,362)      (105,297)       (2,850,074)
  Class R4                             (374,328)      (10,906,853)       (54,566)       (1,562,853)
  Class R5                                   --                --             (3)              (77)
--------------------------------------------------------------------------------------------------
                                     (5,579,540)    $(159,572,410)    (9,347,892)    $(255,780,160)

Net change
  Class A                             1,677,816       $47,060,214       (506,696)     $(14,845,655)
  Class B                              (306,094)       (8,886,849)    (1,229,760)      (32,981,111)
  Class C                               224,865         5,893,362         42,635         1,144,079
  Class I                               389,177        11,404,791        448,054        12,727,914
  Class J                               (71,375)       (2,177,720)       (62,141)       (1,773,718)
  Class R                                 5,205            83,184        (45,936)       (1,313,604)
  Class R1                               33,368           911,935         19,076           514,070
  Class R2                                6,403           181,477         12,154           314,369
  Class R3                              197,431         5,674,422         95,749         2,686,511
  Class R4                              109,872         3,158,605        280,073         7,799,265
  Class R5                                  296             8,356             90             2,342
--------------------------------------------------------------------------------------------------
                                      2,266,964       $63,311,777       (946,702)     $(25,725,538)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2007, the fund's commitment fee and interest expense were $2,116 and $2,043, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------


* Print name and title of each signing officer under his or her signature.